UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Emerging Market Debt Portfolio
BlackRock International Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Emerging Market Debt Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Indonesia – 0.2%
Indosat Palapa Co. BV, 7.38%, 7/29/20 (a)	USD	140	$154,000
Foreign Agency Obligations	Par (000)		Value
Chile – 0.2%
Codelco, Inc., 6.15%, 10/24/36		100	120,939
Kazakhstan – 2.1%
Eurasian Development Bank, 7.38%, 9/29/14 (a)		140	146,654
KazMunayGas National Co.:
11.75%, 1/23/15 (a)		380	463,703
7.00%, 5/05/20 (a)		250	284,217
7.00%, 5/05/20		440	500,223

			1,394,797
Malaysia – 0.5%
Petronas Capital Ltd.:
5.25%, 8/12/19 (a)		150	167,216
7.88%, 5/22/22		150	201,483

			368,699
Mexico – 2.0%
Pemex Project Funding Master Trust:
5.75%, 3/01/18		180	202,500
6.63%, 6/15/35		540	615,600
Petroleos Mexicanos, 4.88%, 1/24/22 (a)		460	483,000

			1,301,100
Russia – 3.8%
RSHB Capital SA:
9.00%, 6/11/14 (a)		200	222,000
9.00%, 6/11/14		900	999,000
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17		960	990,240
Vnesheconombank Via VEB Finance Plc, 6.90%, 7/09/20 (a)		270	291,937

			2,503,177
South Africa – 0.6%
Eskom Holdings Ltd., 5.75%, 1/26/21 (a)		380	399,000

Foreign Agency Obligations	Par (000)		Value
Venezuela – 1.5%
Petroleos de Venezuela SA, 8.50%, 11/02/17	USD	1,100	$977,900
Total Foreign Agency Obligations – 10.7%			7,065,612

Foreign Government Obligations	Par (000)		Value
Argentina – 2.1%
Republic of Argentina:
7.00%, 10/03/15		360	337,176
8.28%, 12/31/33		527	388,029
2.50%, 12/31/38 (b)		1,820	650,650

			1,375,855
Brazil – 3.1%
Federative Republic of Brazil:
8.88%, 4/15/24		50	76,175
7.13%, 1/20/37		600	823,500
5.63%, 1/07/41		960	1,106,400

			2,006,075
Colombia – 3.5%
Republic of Colombia:
7.38%, 1/27/17		700	866,250
7.38%, 3/18/19		550	705,650
7.75%, 4/14/21	COP	96,000	64,018
8.13%, 5/21/24	USD	100	141,750
6.13%, 1/18/41		450	551,250

			2,328,918
Croatia – 0.7%
Croatia Government International Bonds:
6.75%, 11/05/19 (a)		160	160,600
6.38%, 3/24/21		310	297,600

			458,200
Dominican Republic – 0.2%
Dominican Republic International Bonds,
7.50%, 5/06/21 (a)		140	144,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assurance Guaranty Municipal Corp.	JPY	Japanese Yen
			KRW	South Korean Won
	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	BRL	Brazilian Real	MXIBTIIE	28-day Mexican Interbank Rate
	CAD	Canadian Dollar	MXN	Mexican Peso
	CDO	Collateralized Debt Obligation	MYR	Malaysian Ringgit
	CHF	Swiss Franc	NOK	Norwegian Krone
	CLO	Collateralized Loan Obligation	NZD	New Zealand Dollar
	COP	Colombian Peso	PHP	Philippine Peso
	CZK	Czech Koruna	PLN	Polish Zloty
	DKK	Danish Krone	RB	Revenue Bonds
	EUR	Euro	SEK	Swedish Krona
	EURIBOR	Euro Interbank Offered Rate	SGD	Singapore Dollar
	FKA	Formerly known as	TBA	To-be-announced
	GBP	British Pound	TRY	Turkish Lira
	GO	General Obligation Bonds	USD	US Dollar
	HKD	Hong King Dollar	WIBOR	Warsaw Interbank Offered Rate
	INR	Indian Rupee	ZAR	South African Rand
	JIBAR	Johannesburg Interbank Agreed Rate

BLACKROCK FUNDS II	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
El Salvador – 0.7%
Republic of El Salvador:
7.38%, 12/01/19 (a)	USD	100	$108,000
7.63%, 2/01/41 (a)		340	339,660

			447,660
Indonesia – 7.4%
Republic of Indonesia:
6.88%, 3/09/17		250	294,687
6.88%, 1/17/18		850	1,013,625
6.88%, 1/17/18 (a)		200	238,500
11.63%, 3/04/19 (a)		100	149,000
11.63%, 3/04/19		190	283,100
5.88%, 3/13/20		420	481,950
5.88%, 3/13/20 (a)		170	195,075
4.88%, 5/05/21 (a)		1,450	1,571,437
8.50%, 10/12/35		260	386,100
7.75%, 1/17/38		200	277,000

			4,890,474
Lithuania – 2.9%
Republic of Lithuania:
7.38%, 2/11/20 (a)		197	230,490
7.38%, 2/11/20		100	117,000
6.63%, 2/01/22 (a)		1,390	1,539,425

			1,886,915
Mexico – 9.0%
United Mexican States:
5.63%, 1/15/17		2,695	3,116,767
8.30%, 8/15/31		300	447,000
6.75%, 9/27/34		250	321,250
6.05%, 1/11/40		272	327,760
5.75%, 10/12/2110		1,640	1,685,100

			5,897,877
Panama – 1.4%
Republic of Panama:
8.88%, 9/30/27		290	443,700
9.38%, 4/01/29		288	461,232

			904,932
Peru – 1.8%
Republic of Peru:
7.35%, 7/21/25		410	560,060
8.75%, 11/21/33		60	93,060
6.55%, 3/14/37		420	535,080

			1,188,200
Philippines – 4.8%
Republic of Philippines:
9.38%, 1/18/17		320	414,000
7.75%, 1/14/31		660	910,800
6.38%, 1/15/32		790	959,850
6.38%, 10/23/34		285	350,906
5.00%, 1/13/37		520	542,100

			3,177,656
Poland – 3.3%
Republic of Poland:
3.88%, 7/16/15		550	577,885
6.38%, 7/15/19		682	792,825
5.13%, 4/21/21		390	416,520
5.00%, 3/23/22		350	368,907

			2,156,137

Foreign Government Obligations	Par (000)		Value
Russia – 12.4%
Russian Federation:
3.25%, 4/04/17 (a)	USD	800	$800,400
4.50%, 4/04/22 (a)		800	797,600
7.50%, 3/31/30 (b)		5,498	6,577,162

			8,175,162
South Africa – 0.4%
Republic of South Africa, 4.67%, 1/17/24		240	245,400
Turkey – 9.6%
Republic of Turkey:
7.50%, 7/14/17		3,000	3,457,500
7.00%, 3/11/19		1,400	1,599,500
11.88%, 1/15/30		695	1,173,681
6.88%, 3/17/36		95	105,450

			6,336,131
Ukraine – 1.7%
Ukraine Government:
6.25%, 6/17/16 (a)		570	496,061
6.58%, 11/21/16		230	198,950
6.58%, 11/21/16 (a)		100	86,500
7.75%, 9/23/20 (a)		430	367,650

			1,149,161
Uruguay – 0.6%
Republic of Uruguay, 7.63%, 3/21/36		272	376,978
Venezuela – 5.9%
Bolivarian Republic of Venezuela:
7.00%, 12/01/18		70	58,450
7.65%, 4/21/25		3,280	2,476,400
9.25%, 9/15/27		755	665,910
9.25%, 5/07/28		530	439,900
9.38%, 1/13/34		270	224,775

			3,865,435
Total Foreign Government Obligations – 71.5%			47,011,366

U.S. Treasury Obligations – 1.6%	Par (000)		Value
U.S. Treasury Notes, 2.00%, 2/15/22		1,070	1,049,436
Total Long-Term Investments (Cost – $51,907,394) – 84.0%			55,280,414

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)		9,670,373	9,670,373
Total Short-Term Securities (Cost – $9,670,373) – 14.7%			9,670,373

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options – 0.1%
EUR Currency, Strike Price AUD 1.285, Expires 4/26/12, Broker Deutsche Bank AG	EUR	620	10,216
EUR Currency, Strike Price AUD 1.285, Expires 4/26/12, Broker UBS AG		620	10,216
EUR Currency, Strike Price AUD 1.3186, Expires 5/04/12, Broker HSBC Securities, Inc.		1,240	7,442

2	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options (concluded)
EUR Currency, Strike Price USD 1.3231, Expires 4/06/12, Broker Citibank, N.A.	EUR	2,130	$28,374
USD Currency, Strike Price BRL 1.825, Expires 4/19/12, Broker BNP Paribas	USD	1,520	1,586
USD Currency, Strike Price BRL 1.825, Expires 5/21/12, Broker Goldman Sachs Bank USA		2,530	10,536
USD Currency, Strike Price MYR 3.062, Expires 4/19/12, Broker Goldman Sachs Bank USA		1,780	13,479

			81,849
Over-the-Counter Put Options – 0.0%
USD Currency, Strike Price JPY 76, Expires 4/25/12, Broker BNP Paribas		1,245	144
Total Options Purchased (Cost – $100,250) – 0.1%			81,993
Total Investments Before Options Written (Cost – $61,678,017*) – 98.8%			65,032,780

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options – (0.0)%
EUR Currency, Strike Price AUD 1.285, Expires 4/26/12, Broker HSBC Securities, Inc.	EUR	1,240	(19,515)
USD Currency, Strike Price MYR 3.1366, Expires 4/19/12, Broker Goldman Sachs Bank USA	USD	1,780	(2,296)

			(21,811)
Over-the-Counter Put Options – (0.0)%
USD Currency, Strike Price JPY 76, Expires 4/25/12, Broker BNP Paribas		1,245	(144)
Total Options Written (Premiums Received – $41,949) – (0.0)%			(21,955)
Total Investments Net of Options Written – 98.8%			65,010,825
Other Assets Less Liabilities – 1.2%			782,994

Net Assets – 100.0%			$65,793,819

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$61,984,696

Gross unrealized appreciation	$3,346,256
Gross unrealized depreciation	(298,172)

Net unrealized appreciation	$3,048,084

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,516,179	3,154,194	9,670,373	$1,395

(d)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

	Currency Purchased		Currency Sold	Counter- party	Settlement Date	Un- realized Appre- ciation (Depre- ciation)

AUD	526,814	USD	547,214	Citibank, N.A.	4/03/12	$(1,513)

AUD	507,615	USD	526,814	Citibank, N.A.	4/03/12	(1,001)

AUD	395,000	USD	409,940	Citibank, N.A.	4/03/12	(779)

BRL	452,660	USD	248,428	Morgan Stanley Capital Services, Inc.	4/03/12	(456)

BRL	383,359	USD	223,000	UBS AG	4/03/12	(12,992)

EUR	395,000	USD	526,814	HSBC Securities, Inc.	4/03/12	–

USD	409,940	AUD	395,000	Citibank, N.A.	4/03/12	779

USD	547,214	AUD	526,814	Citibank, N.A.	4/03/12	1,513

USD	526,814	AUD	508,128	HSBC Securities, Inc.	4/03/12	469

USD	260,000	BRL	452,660	Morgan Stanley Capital Services, Inc.	4/03/12	12,255

USD	210,394	BRL	383,359	UBS AG	4/03/12	386

USD	526,814	EUR	395,000	Citibank, N.A.	4/03/12	–

AUD	716,145	EUR	565,000	Royal Bank of Scotland Plc	4/04/12	(12,159)

AUD	322,000	USD	337,549	Royal Bank of Scotland Plc	4/04/12	(4,193)

CZK	9,352,245	EUR	380,000	Royal Bank of Scotland Plc	4/04/12	(3,630)

CZK	45,000	USD	2,423	Morgan Stanley Capital Services, Inc.	4/04/12	(2)

EUR	380,000	CZK	9,397,415	Goldman Sachs Bank USA	4/04/12	1,200

MXN	9,598,230	USD	760,000	Barclays Bank Plc	4/04/12	(10,139)

MXN	147,000	USD	11,505	Royal Bank of Scotland Plc	4/04/12	(15)

TRY	857,328	USD	480,001	BNP Paribas SA	4/04/12	1,023

TRY	1,258,000	USD	705,723	UBS AG	4/04/12	107

TRY	689,958	USD	380,000	UBS AG	4/04/12	6,669

USD	545,579	AUD	518,000	Citibank, N.A.	4/04/12	9,311

USD	1,413,026	EUR	1,065,000	Royal Bank of Scotland Plc	4/04/12	(7,401)

USD	765,000	MXN	9,745,909	UBS AG	4/04/12	3,601

USD	751,264	TRY	1,364,000	Citibank, N.A.	4/04/12	(13,155)

USD	799,642	TRY	1,442,000	Goldman Sachs Bank USA	4/04/12	(8,490)

USD	539,803	ZAR	4,095,000	Royal Bank of Scotland Plc	4/04/12	6,364

ZAR	4,162,729	USD	540,000	Citibank, N.A.	4/04/12	2,261

EUR	635,000	USD	846,871	UBS AG	4/11/12	75

MXN	8,250,000	USD	650,437	Royal Bank of Canada	4/11/12	(6,344)

TRY	1,418,100	USD	744,291	Goldman Sachs Bank USA	4/11/12	49,164

USD	846,236	EUR	635,000	Royal Bank of Scotland Plc	4/11/12	(710)

BLACKROCK FUNDS II	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Un- realized Appre- ciation (Depre- ciation)

USD	605,867	MXN	8,306,500	Citibank, N.A.	4/11/12	$(42,637)

USD	17,770	MXN	230,000	Citibank, N.A.	4/11/12	(186)

USD	130,000	PLN	409,076	Citibank, N.A.	4/11/12	(1,416)

USD	181,474	PLN	643,000	Deutsche Bank AG	4/11/12	(25,090)

USD	704,466	TRY	1,258,000	UBS AG	4/11/12	(1,364)

USD	1,086,210	ZAR	8,947,000	UBS AG	4/11/12	(78,088)

USD	35,315	ZAR	267,800	UBS AG	4/11/12	404

ZAR	9,147,000	USD	1,205,507	Citibank, N.A.	4/11/12	(15,182)

USD	9,177	EUR	7,000	Citibank, N.A.	4/18/12	(160)

USD	45,927	EUR	35,000	Deutsche Bank AG	4/18/12	(757)

USD	219,769	EUR	168,000	Morgan Stanley Capital Services, Inc.	4/18/12	(4,311)

USD	19,905	EUR	15,000	Royal Bank of Scotland Plc	4/18/12	(102)

MYR	1,092,600	USD	360,000	Goldman Sachs Bank USA	4/23/12	(3,967)

USD	360,000	MYR	1,092,240	UBS AG	4/23/12	4,085

EUR	245,000	AUD	307,063	UBS AG	4/30/12	9,844

EUR	395,000	USD	526,814	Citibank, N.A.	4/30/12	–

USD	526,814	AUD	509,232	Citibank, N.A.	4/30/12	(674)

INR	36,561,300	USD	705,000	HSBC Securities, Inc.	5/07/12	6,418

USD	605,000	INR	30,830,800	Standard Chartered Bank Securities	6/15/12	9,770

Total						$(131,215)

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counter- party	Expiration Date	Notional Amount (000)		Un- realized Appre- ciation (Depre- ciation)

4.93%[1]	6-month WIBOR	Deutsche Bank AG	6/07/12	PLN	28,540	$335,289

4.60%[1]	MXIBTIIE	Royal Bank of Scotland Plc	9/03/12	MXN	67,725	(4,825)

5.98%[2]	3-month JIBAR	Goldman Sachs Bank USA	2/20/13	ZAR	160,000	(8,343)

5.84%[1]	3-month JIBAR	UBS AG	2/26/13	ZAR	160,000	–

5.65%[1]	3-month JIBAR	UBS AG	3/11/13	ZAR	300,000	(15,643)

4.14%[2]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/29/13	KRW	4,400,000	(22,912)

4.80%[1]	MXIBTIIE	UBS AG	10/02/13	MXN	41,260	(3,869)

4.90%[1]	MXIBTIIE	Deutsche Bank AG	12/10/13	MXN	50,000	408

5.46%[1]	MXIBTIIE	Deutsche Bank AG	1/31/17	MXN	22,990	13,443

5.67%[2]	MXIBTIIE	Royal Bank of Scotland Plc	3/08/17	MXN	24,000	(15)

2.81%[1]	3-month LIBOR	Deutsche Bank AG	3/13/42	CAD	200	(6,942)

2.81%[1]	3-month LIBOR	JPMorgan Chase Bank, N.A.	3/13/42	CAD	100	(3,421)

Total						$283,170

[1]	Fund pays a floating interest rate and receives a fixed rate.
[2]	Fund pays a fixed interest rate and receives a floating rate.
•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counter- party	Expiration Date		Notional Amount (000)	Un- realized Appre- ciation (Depre- ciation)

People’s Republic of China	1.00%	UBS AG	9/20/15	USD	1,530	$7,862

Republic of Germany	0.25%	Citibank, N.A.	3/20/16	USD	1,110	(8,612)

Republic of Peru	1.00%	Deutsche Bank AG	6/20/16	USD	510	(10,426)

Federative Republic of Brazil	1.00%	Citibank, N.A.	12/20/16	USD	3,550	(79,613)

Republic of Korea	1.00%	Deutsche Bank AG	12/20/16	USD	990	(20,083)

Republic of Korea	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	1,073	(23,555)

Total						$(134,427)

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Rec- eive Fixed Rate	Counter- party	Expi- ration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Un- realized Appre- ciation

Federative Republic of Brazil	1.00%	Goldman Sachs Bank USA	9/20/16	BBB	USD	1,880	$4,545

Bolivarian Republic of Venezuela	5.00%	Citibank, N.A.	3/20/17	B+	USD	740	19,911

Bolivarian Republic of Venezuela	5.00%	Deutsche Bank AG	3/20/17	B+	USD	800	10,639

Total							$35,095

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:

Index	Rec- eive Fixed Rate	Counter- party	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Un- realized Appre- ciation

CDX.EM Series 16 Version 1	5.00%	JPMorgan Chase Bank, N.A.	12/20/16	BBB-	USD	590	$26,068

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

4	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Emerging Market Debt Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$154,000	–	$154,000
Foreign Agency Obligations	–	7,065,612	–	7,065,612
Foreign Government Obligations	–	47,011,366	–	47,011,366
U.S. Treasury Obligations	–	1,049,436	–	1,049,436
Short-Term Securities	$9,670,373	–	–	9,670,373
Total	$9,670,373	$55,280,414	–	$64,950,787

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$69,025	–	$69,025
Foreign currency exchange contracts	$4,681	203,010	–	207,691
Interest rate contracts	–	349,140	–	349,140
Liabilities:
Credit contracts	–	(142,289)	–	(142,289)
Foreign currency exchange contracts	(16,758)	(262,110)	–	(278,868)
Interest rate contracts	–	(65,970)	–	(65,970)
Total	$(12,077)	$150,806	–	$138,729

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash in the amount of $608,719 and foreign currency in the amount of $492,913 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK FUNDS II	MARCH 31, 2012	5

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France – 0.0%
Auto ABS, Series 2007-1, Class A, 1.12%, 2/25/19 (a)	EUR	70	$93,715
Ireland – 0.1%
Cars Alliance Funding Plc, Series 2007-1, Class A, 1.42%, 10/08/23 (a)		119	159,228
Italy – 0.1%
Auto ABS, Series 2007-2, Class A, 1.31%, 10/25/20 (a)		251	332,236
Luxembourg – 0.6%
Bumper 2 SA, Series 20011-2, Class A, 1.69%, 2/23/23 (a)		1,000	1,335,237
Netherlands – 0.5%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		290	390,096
Storm BV, Series 2010-1, Class A1, 1.63%, 3/22/52 (a)		664	884,497

			1,274,593
United Kingdom – 1.8%
Arkle Master Issuer Plc:
Series 2010-2A, Class 1A1, 1.90%, 8/17/13 (a)(b)	USD	2,025	2,032,806
Series 2006-1X, Class 5A1, 1.15%, 2/17/52 (a)	EUR	232	308,593
Series 2012-1A, Class 2A1, 2.22%, 5/17/60 (a)(b)	USD	578	584,322
Holmes Master Issuer Plc, Series 2010-1A, Class A2, 1.97%, 10/15/54 (a)(b)		841	844,822
Turbo Finance Plc, Series 2012-1, Class A, 2.19%, 2/21/19 (a)	GBP	441	705,551

			4,476,094
United States – 1.3%
Capital One Multi-Asset Execution Trust,
Series 2004-3C, Class 3C, 6.63%, 4/19/17 (a)		550	895,130
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (a)	USD	178	174,712
SLM Student Loan Trust:
Series 2012-2, Class A, 0.94%, 1/25/29 (a)		520	521,184
Series 2003-10, 5.15%, 12/15/39	GBP	1,280	1,632,645

			3,223,671
Total Asset-Backed Securities – 4.4%			10,894,774

Corporate Bonds	Par (000)		Value
Australia – 0.5%
European Investment Bank, 6.00%, 8/06/20	AUD	1,125	1,199,498
Bermuda – 0.3%
Fidelity International Ltd., 7.13%, 2/13/24	GBP	390	626,557
Denmark – 0.0%
Nykredit Realkredit A/S, 2.63%, 10/01/38 (a)	DKK	5	898
Finland – 0.4%
Nordic Investment Bank, 6.00%, 8/20/14	AUD	1,035	1,108,739
France – 0.2%
BNP Paribas SA, 3.22%, 12/20/14 (a)	USD	566	571,272
Germany – 0.7%
FMS Wertmanagement AoR:
1.40%, 1/16/15	EUR	500	672,847
1.70%, 2/22/17		800	1,068,318

			1,741,165

Corporate Bonds	Par (000)		Value
Ireland – 0.6%
DEPFA ACS Bank, 1.65%, 12/20/16	JPY	40,000	$439,707
Intesa Sanpaolo Bank Ireland Plc, 4.00%, 8/08/13	EUR	700	942,837

			1,382,544
Luxembourg – 2.6%
European Union:
3.25%, 11/07/14		2,050	2,895,629
3.13%, 1/27/15		2,500	3,531,636

			6,427,265
Netherlands – 0.4%
ABN AMRO Bank NV, 3.75%, 7/15/14		700	986,811
Philippines – 4.4%
Asian Development Bank, 2.35%, 6/21/27	JPY	800,000	10,802,097
South Korea – 0.1%
POSCO, 5.25%, 4/14/21 (b)	USD	345	363,308
Spain – 1.0%
Banco Financiero y de Ahorros SA, 3.88%, 11/30/13	EUR	1,300	1,753,810
Telefonica Emisiones SAU, 5.46%, 2/16/21	USD	700	680,515

			2,434,325
Sweden – 1.2%
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		1,700	1,716,675
Swedbank Hypotek AB, 2.00%, 1/31/14	EUR	921	1,249,963

			2,966,638
Switzerland – 1.6%
Credit Suisse AG/Guernsey, 1.63%, 3/06/15 (b)	USD	1,000	997,624
European Investment Bank, 2.00%, 8/29/16	CHF	2,440	2,845,077

			3,842,701
United Kingdom – 0.6%
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (b)	USD	600	642,514
Virgin Media Secured Finance Plc, 5.50%, 1/15/21	GBP	515	862,864

			1,505,378
United States – 2.6%
Altria Group, Inc.:
9.25%, 8/06/19	USD	194	260,878
10.20%, 2/06/39		292	452,723
Bank of America Corp., 5.63%, 7/01/20		385	401,375
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		800	889,142
General Electric Capital Corp., 6.50%, 9/28/15	NZD	2,745	2,347,535
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	480	493,795
Kraft Foods, Inc., 1.46%, 7/10/13 (a)		500	503,187
Murray Street Investment Trust I, 4.65%, 3/09/17 (c)		280	280,207
Wells Fargo & Co., 3.50%, 3/08/22		260	255,962
WM Covered Bonds Program, 4.38%, 9/16/14	EUR	410	575,085

			6,459,889
Total Corporate Bonds – 17.2%			42,419,085

Foreign Agency Obligations	Par (000)		Value
Australia – 1.3%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	3,180	3,346,704

6	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Canada – 1.2%
CDP Financial, Inc., 3.00%, 11/25/14 (b)	USD	2,900	$3,036,233
Cayman Islands – 0.3%
IPIC GMTN Ltd., 5.50%, 3/01/22 (b)		680	699,550
France – 0.8%
EDF SA, 5.50%, 10/17/41	GBP	500	799,437
Reseau Ferre de France, 5.50%, 12/01/21		600	1,084,597

			1,884,034
Germany – 5.5%
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13	EUR	1,100	1,489,601
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	550	579,040
1.38%, 2/21/17	EUR	925	1,233,203
4.13%, 7/04/17		560	846,210
5.50%, 1/22/18		5,000	8,026,801
1.88%, 3/20/19		310	411,884
2.63%, 8/16/19		650	903,146

			13,489,885
Ireland – 0.4%
Irish Life & Permanent Plc, 3.60%, 1/14/13 (b)	USD	1,100	1,066,992
Netherlands – 1.4%
Fortis Bank Nederland NV, 3.38%, 5/19/14	EUR	750	1,050,144
LeasePlan Corp. NV, 3.25%, 5/22/14		950	1,326,769
MDC-GMTN BV, 3.75%, 4/20/16	USD	1,105	1,134,073

			3,510,986
Qatar – 0.3%
Qatari Diar Finance QSC, 5.00%, 7/21/20 (b)		630	674,887
Spain – 0.3%
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	700	651,612
United Arab Emirates – 0.3%
Mubadala Development Co., 5.75%, 5/06/14	USD	625	671,875
United Kingdom – 1.2%
Network Rail Infrastructure Finance Plc, 4.88%, 11/27/15	GBP	1,630	2,963,158
Total Foreign Agency Obligations – 13.0%			31,995,916

Foreign Government Obligations	Par (000)		Value
Australia – 5.8%
Australia Government Inflation Linked Bond, 3.00%, 9/20/25	AUD	465	621,692
New South Wales Treasury Corp. Inflation Linked Bond, 2.75%, 11/20/25		1,515	1,884,307
Queensland Treasury Corp., 6.00%, 9/14/17		10,605	11,834,795

			14,340,794
Austria – 1.3%
Republic of Austria, 4.00%, 9/15/16	EUR	2,205	3,252,904
Belgium – 0.6%
Belgium Kingdom, 2.75%, 3/28/16		995	1,364,328
Canada – 1.2%
Canadian Government:
1.50%, 3/01/17	CAD	1,475	1,472,856
4.00%, 6/01/41		1,075	1,369,064

			2,841,920

Foreign Government Obligations	Par (000)		Value
Denmark – 3.9%
Kingdom of Denmark, 3.13%, 3/17/14	EUR	6,800	$9,511,856
Finland – 2.2%
Finnish Government, 4.25%, 7/04/15		3,725	5,512,060
France – 4.0%
Republic of France, 4.00%, 10/25/38		6,999	9,892,824
Germany – 2.3%
Bundesobligation, 0.75%, 2/24/17		2,525	3,358,729
Bundesrepublik Deutschland:
2.00%, 1/04/22		460	624,248
4.75%, 7/04/40		400	776,431
3.25%, 7/04/42		585	911,061

			5,670,469
Italy – 13.9%
Italy Buoni Poliennali Del Tesoro:
2.25%, 11/01/13		1,990	2,640,753
3.50%, 6/01/14		3,660	4,922,614
4.25%, 2/01/15		5,945	8,123,937
3.00%, 4/15/15		1,231	1,617,330
4.75%, 9/15/16		2,755	3,779,743
4.50%, 2/01/20		1,625	2,141,446
4.25%, 3/01/20		4,490	5,774,919
4.75%, 9/01/21		600	785,020
5.00%, 8/01/39		325	384,431
5.00%, 9/01/40		3,510	4,126,575

			34,296,768
Japan – 14.3%
Development Bank of Japan, 1.05%, 6/20/23	JPY	813,000	9,841,887
Japan Government (10 Year Issue), 1.00%, 9/20/21		427,000	5,189,007
Japan Government (20 Year Issue):
2.10%, 12/20/27		1,029,000	13,380,469
1.80%, 9/20/31		489,000	5,968,718
Japan Government CPI Linked Bond, Series 14, 1.20%, 12/10/17		66,300	852,616

			35,232,697
Poland – 1.8%
Republic of Poland:
5.00%, 4/25/16	PLN	6,200	2,004,208
5.13%, 4/21/21	USD	1,275	1,361,700
5.00%, 3/23/22		1,105	1,164,692

			4,530,600
Spain – 3.2%
Kingdom of Spain:
3.15%, 1/31/16	EUR	1,825	2,368,296
5.50%, 4/30/21		2,150	2,903,858
4.80%, 1/31/24		800	989,920
4.20%, 1/31/37		1,680	1,707,403

			7,969,477
Turks and Caicos Islands – 0.6%
Turks and Caicos Islands, 3.20%, 2/22/16 (b)	USD	1,330	1,378,984
United Kingdom – 3.3%
United Kingdom Treasury Bonds:
4.25%, 9/07/39	GBP	985	1,828,457

BLACKROCK FUNDS II	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets

Foreign Government Obligations	Par (000)		Value
United Kingdom (concluded)
4.25%, 12/07/40	GBP	270	$501,737
4.50%, 12/07/42		3,040	5,916,621

			8,246,815
Total Foreign Government Obligations – 58.4%			144,042,496

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations – 0.4%
United States – 0.4%
Bear Stearns Alt-A Trust, Series 2004-13,
Class A1, 0.98%, 11/25/34 (a)	USD	604	570,539
GSR Mortgage Loan Trust, Series 2005-AR1,
Class 4A1, 5.00%, 1/25/35 (a)		545	516,430
Total Non-Agency Mortgage-Backed Securities – 0.4%			1,086,969

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations – 1.1%
Fannie Mae:
1.95%, 03/28/19		1,690	1,696,204
2.70%, 03/28/22		990	993,695
Total U.S. Government Sponsored Agency Securities – 1.1%			2,689,899

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Notes:
0.88%, 2/28/17		615	610,676
2.13%, 8/15/21		4,325	4,321,960
2.00%, 11/15/21-2/15/22		1,868	1,837,134
Total U.S. Treasury Obligations – 2.7%			6,769,770
Total Long-Term Investments (Cost – $230,391,748) – 97.2%			239,898,909

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (d)(e)		4,818,035	4,818,035
Total Short-Term Securities (Cost – $4,818,035) – 1.9%			4,818,035

Options Purchased	Contracts		Value
Exchange-Traded Put Options – 0.1%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 12/16/13		510	172,125

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	USD	610	$263,294
Total Options Purchased (Cost – $444,703) – 0.2%			435,419
Total Investments Before Options Written (Cost – $235,654,486*) – 99.3%			245,152,363

Options Written	Contracts		Value
Exchange-Traded Put Options – (0.0)%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 12/16/13		510	(111,563)

	Notional Amount (000)
Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 6.000% and pay afloating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	USD	1,220	(242,571)
Total Options Written (Premiums Received – $379,918) – (0.1)%			(354,134)
Total Investments Net of Options Written – 99.2%			244,798,229
Other Assets Less Liabilities – 0.8%			2,004,576

Net Assets – 100.0%			$246,802,805

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$235,722,126

Gross unrealized appreciation.	$20,866,300
Gross unrealized depreciation.	(11,436,063)

Net unrealized appreciation	$9,430,237

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,470,012	4,651,977	4,818,035	$1,648

(e)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock International Bond Portfolio

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

	Currency Purchased		Currency Sold	Counter- party	Settle- ment Date	Un- realized Appre- ciation (Depre- ciation)
USD	2,131,028	EUR	1,603,000	UBS AG	4/02/12	$(6,904)
AUD	6,000,000	USD	6,412,998	Citibank, N.A.	4/11/12	(206,311)
AUD	2,100,000	USD	2,197,255	Citibank, N.A.	4/11/12	(24,915)
				Royal Bank of
CAD	3,541,200	USD	3,467,576	Scotland Plc	4/11/12	81,838
GBP	1,600,000	USD	2,529,472	Deutsche Bank AG	4/11/12	29,530
JPY	122,700,000	USD	1,612,916	Citibank, N.A.	4/11/12	(130,329)
JPY	39,375,000	USD	470,911	Citibank, N.A.	4/11/12	4,858
JPY	1,079,000,000	USD	14,065,101	Deutsche Bank AG	4/11/12	(1,027,518)
JPY	32,635,000	USD	402,312	Deutsche Bank AG	4/11/12	(7,983)
				Royal Bank of
JPY	2,147,483,000	USD	27,983,480	Scotland Plc	4/11/12	(2,035,391)
				Royal Bank of
JPY	1,772,404,000	USD	23,095,890	Scotland Plc	4/11/12	(1,679,890)
				Royal Bank of
JPY	55,110,000	USD	663,679	Scotland Plc	4/11/12	2,216
JPY	40,895,000	USD	501,702	UBS AG	4/11/12	(7,567)
MXN	31,960,000	USD	2,331,127	Citibank, N.A.	4/11/12	164,052
				Royal Bank of
NOK	4,796,000	USD	787,399	Scotland Plc	4/11/12	54,393
PLN	482,900	USD	136,289	Deutsche Bank AG	4/11/12	18,843
				Royal Bank of
SEK	10,334,500	USD	1,495,978	Scotland Plc	4/11/12	65,346
				Royal Bank of
SGD	1,708,000	USD	1,325,403	Scotland Plc	4/11/12	33,347
USD	24,264,138	AUD	23,746,000	UBS AG	4/11/12	(299,862)
USD	498,156	AUD	475,000	UBS AG	4/11/12	6,793
USD	1,269,861	AUD	1,192,000	UBS AG	4/11/12	36,800
USD	474,843	CAD	474,000	Citibank, N.A.	4/11/12	(257)
				Royal Bank of
USD	1,190,736	CAD	1,180,000	Scotland Plc	4/11/12	7,998
				Royal Bank of
USD	1,387,798	CHF	1,310,500	Scotland Plc	4/11/12	(64,167)
USD	305,388	GBP	195,000	Citibank, N.A.	4/11/12	(6,491)
USD	253,060	GBP	160,000	Citibank, N.A.	4/11/12	(2,840)
USD	485,482	GBP	304,000	Citibank, N.A.	4/11/12	(728)
USD	2,244,196	GBP	1,464,000	UBS AG	4/11/12	(97,290)
USD	341,089	GBP	215,000	UBS AG	4/11/12	(2,777)
USD	341,089	GBP	215,000	UBS AG	4/11/12	(2,777)
USD	495,265	GBP	310,000	UBS AG	4/11/12	(541)
USD	252,613	JPY	21,000,000	Citibank, N.A.	4/11/12	(1,131)
USD	703,505	JPY	56,500,000	Citibank, N.A.	4/11/12	20,815
USD	312,256	JPY	24,000,000	Citibank, N.A.	4/11/12	22,263
USD	670,980	JPY	52,090,000	Citibank, N.A.	4/11/12	41,575
USD	1,830,886	JPY	147,000,000	Citibank, N.A.	4/11/12	54,681
USD	504,601	JPY	42,265,000	Deutsche Bank AG	4/11/12	(6,088)
USD	1,483,010	JPY	123,220,000	Deutsche Bank AG	4/11/12	(5,861)

	Currency Purchased		Currency Sold	Counter- party	Settle- ment Date	Un- realized Appre- ciation (Depre- ciation)
USD	109,909	JPY	9,160,000	Deutsche Bank AG	4/11/12	$(772)
				Royal Bank of
USD	260,062	JPY	20,000,000	Scotland Plc	4/11/12	18,402
USD	138,693	JPY	11,284,000	UBS AG	4/11/12	2,348
USD	646,398	JPY	49,560,000	UBS AG	4/11/12	47,564
				Royal Bank of
USD	2,153,695	NZD	2,727,000	Scotland Plc	4/11/12	(77,377)
USD	411,520	PLN	1,345,000	Citibank, N.A.	4/11/12	(20,561)
USD	1,546,569	SEK	10,334,500	UBS AG	4/11/12	(15,525)
USD	420,138	SGD	530,000	Deutsche Bank AG	4/11/12	(1,488)
EUR	1,290,000	NOK	9,768,906	UBS AG	4/18/12	6,445
EUR	390,000	USD	514,478	Citibank, N.A.	4/18/12	5,709
EUR	819,000	USD	1,087,327	Deutsche Bank AG	4/18/12	5,067
EUR	900,000	USD	1,193,376	Deutsche Bank AG	4/18/12	7,057
EUR	800,000	USD	1,048,706	Deutsche Bank AG	4/18/12	18,345
EUR	890,000	USD	1,185,302	UBS AG	4/18/12	1,792
EUR	1,603,000	USD	2,131,153	UBS AG	4/18/12	6,950
EUR	565,000	USD	740,804	UBS AG	4/18/12	12,801
USD	14,153,906	EUR	11,019,000	Citibank, N.A.	4/18/12	(543,387)
USD	1,562,721	EUR	1,180,000	Citibank, N.A.	4/18/12	(11,179)
USD	1,044,082	EUR	790,000	Citibank, N.A.	4/18/12	(9,631)
USD	1,124,957	EUR	845,000	Citibank, N.A.	4/18/12	(2,116)
USD	318,154	EUR	240,000	Citibank, N.A.	4/18/12	(1,962)
USD	266,450	EUR	200,000	Citibank, N.A.	4/18/12	(313)
USD	3,600,085	EUR	2,709,000	Deutsche Bank AG	4/18/12	(13,216)
USD	354,120	EUR	269,000	Deutsche Bank AG	4/18/12	(4,675)
USD	415,477	EUR	315,000	Deutsche Bank AG	4/18/12	(4,675)
USD	321,414	EUR	244,000	Deutsche Bank AG	4/18/12	(4,036)
USD	217,803	EUR	166,000	Deutsche Bank AG	4/18/12	(3,610)
USD	656,672	EUR	495,000	Deutsche Bank AG	4/18/12	(3,565)
USD	131,289	EUR	100,000	Deutsche Bank AG	4/18/12	(2,093)
USD	244,915	EUR	184,000	Deutsche Bank AG	4/18/12	(507)
USD	2,246,322	EUR	1,719,000	UBS AG	4/18/12	(46,504)
USD	1,174,487	EUR	897,000	UBS AG	4/18/12	(21,944)
USD	390,062	EUR	300,000	UBS AG	4/18/12	(10,082)
USD	260,554	EUR	200,000	UBS AG	4/18/12	(6,208)
USD	290,310	EUR	220,000	UBS AG	4/18/12	(3,129)
USD	738,756	EUR	555,000	UBS AG	4/18/12	(1,511)
PLN	5,179,778	EUR	1,205,000	Deutsche Bank AG	5/02/12	52,754
MYR	4,180,801	USD	1,360,561	Citibank, N.A.	5/07/12	446
EUR	630,000	USD	833,994	Citibank, N.A.	5/14/12	6,420
EUR	805,000	USD	1,076,317	UBS AG	5/14/12	(2,455)
USD	4,808,378	EUR	3,678,000	Citibank, N.A.	5/14/12	(98,039)
USD	622,144	EUR	470,000	Citibank, N.A.	5/14/12	(4,832)
USD	1,494,799	EUR	1,150,000	HSBC Securities, Inc.	5/14/12	(39,290)
AUD	720,000	CAD	750,168	UBS AG	5/23/12	(10,028)

BLACKROCK FUNDS II	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock International Bond Portfolio

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Un- realized Appre- ciation (Depre- ciation)

CAD	745,214	AUD	720,000	Citibank, N.A.	5/23/12	$5,067

				Royal Bank of

CAD	1,335,092	AUD	1,285,000	Scotland Plc	5/23/12	14,142

EUR	941,668	CHF	1,140,000	Citibank, N.A.	5/23/12	(7,502)

EUR	3,067,096	CHF	3,698,366	Deutsche Bank AG	5/23/12	(8,122)

				Royal Bank of

DKK	11,923,000	USD	2,151,485	Scotland Plc	6/01/12	(13,488)

INR	13,886,600	USD	260,000	Deutsche Bank AG	7/17/12	6,602

SEK	10,334,500	USD	1,541,015	UBS AG	7/18/12	14,407

Total						$(5,733,774)

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Un- realized Appre- ciation (Depre- ciation)
12	Australian Government Bonds (10 Year)	Sydney	June 2012	$10,686,244	$8,994
39	Canadian Government Bonds (10 Year)	Montreal	June 2012	$5,131,054	(19,821)
29	Euro-Bobl	Eurex	June 2012	$4,800,264	428
64	Euro-Bund	Eurex	June 2012	$11,821,123	84,854
15	Japanese Government Bonds (10 Year)	Tokyo	June 2012	$25,735,774	(25,189)
37	Ultra Treasury Bonds	Chicago Board Options	June 2012	$5,585,844	(293,658)
Total					$(244,392)

•   Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expira- tion	Notional Value	Un- realized Appre- ciation (Depre- ciation)
160	Australian Government Bonds (3 Year)	Sydney	June 2012	$46,949,358	$(70,061)
96	U.S. Treasury Notes (5 Year)	Chicago Board Options	June 2012	$11,763,750	(9,597)
347	Euro-Schatz	Eurex	June 2012	$51,062,624	5,124
35	Gilt British	London	June 2012	$6,410,508	(51,992)
3	U.S. Treasury Notes (2 Year)	Chicago Board Options	June 2012	$660,422	590
106	U.S. Treasury Notes (10 Year)	Chicago Board Options	June 2012	$13,725,344	175,795
10	U.S. Treasury Bonds (30 Year)	Chicago Board Options	June 2012	$1,377,500	39,895
Total					$89,754

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Un- realized Appre- ciation (Depre- ciation)

1.60%[1]	6-month EURIBOR	Deutsche Bank AG	10/18/13	EUR	5,735	$57,126

1.52%[1]	6-month EURIBOR	Deutsche Bank AG	10/20/13	EUR	7,600	58,814

6.12%[1]	3-month JIBAR	Citibank, N.A.	4/24/14	ZAR	55,415	6,501

6.98%[2]	3-month JIBAR	Citibank, N.A.	4/24/17	ZAR	24,265	(2,847)

2.07%[2]	3-month LIBOR	Deutsche Bank AG	3/12/22	USD	2,800	51,249

2.13%[2]	3-month LIBOR	Deutsche Bank AG	3/13/22	USD	3,100	41,432

2.72%[2]	3-month LIBOR	Deutsche Bank AG	1/10/42	USD	1,400	85,106

2.71%[2]	3-month LIBOR	Deutsche Bank AG	1/17/42	USD	3,700	239,844

Total						$537,225

[1]	Fund pays a floating interest rate and receives a fixed rate.
[2]	Fund pays a fixed interest rate and receives a floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counter party	Expira- tion Date	Notional Amount (000)		Un- realized Appre- ciation
Republic of Ireland	1.00%	Deutsche Bank AG	6/20/17	USD	1,190	$(18,830)

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter party	Expira- tion Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Un- realized Appre- ciation
Imperial Tobacco Group Plc	0.71%	Barclays Bank Plc	9/20/12	BBB	EUR	1,300	$4,928

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

10	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$10,894,774	–	$10,894,774
Corporate Bonds	–	42,419,085	–	42,419,085
Foreign Agency Obligations	–	31,995,916	–	31,995,916
Foreign Government Obligations	–	144,042,496	–	144,042,496
Non-Agency Mortgage-Backed Securities	–	1,086,969	–	1,086,969
U.S. Government Sponsored Agency Securities	–	2,689,899	–	2,689,899
U.S. Treasury Obligations	–	6,769,770	–	6,769,770
Short-Term Securities	$4,818,035	–	–	4,818,035
Total	$4,818,035	$239,898,909	–	$244,716,944

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$4,928	–	$4,928
Foreign currency exchange contracts	–	877,666	–	877,666
Interest rate contracts	$487,805	803,366	–	1,291,171
Liabilities:
Credit contracts	–	(18,830)	–	(18,830)
Foreign currency exchange contracts	(22,429)	(6,589,011)	–	(6,611,440)
Interest rate contracts	(581,881)	(245,418)	–	(827,299)
Total	$(116,505)	$(5,167,299)	–	$(5,283,804)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities would be categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$4,045,299	–	–	$4,045,299
Cash pledged as collateral for financial futures contracts	893,000	–	–	893,000
Liabilities:
Bank overdraft	(59,414)	–	–	(59,414)
Cash received as collateral for swap contracts	(600,000)	–	–	(600,000)
Total	$4,278,885	–	–	$4,278,885

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK FUNDS II	MARCH 31, 2012	11

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Cayman Islands – 0.2%
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)	USD	5,280	$5,284,880
United States – 8.5%
321 Henderson Receivables I LLC:
Series 2010-3A, Class A, 3.82%, 1/15/32 (a)		3,605	3,602,910
Series 2012-1A, Class A, 4.21%, 8/15/41 (a)		4,500	4,540,777
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3, 2.84%, 12/01/24		8,170	8,070,962
Ally Auto Receivables Trust, Series 2010-5, Class C, 2.90%, 5/15/17 (a)		2,470	2,527,024
AmeriCredit Automobile Receivables Trust:
Series 2011-1, Class C, 2.85%, 8/08/16		4,345	4,451,758
Series 2011-2, Class C, 3.19%, 10/12/16		7,400	7,640,172
Series 2011-3, Class D, 4.04%, 7/10/17		2,000	2,045,674
Series 2011-5, Class C, 3.44%, 10/08/15		4,500	4,589,094
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (b)	GBP	1,500	2,441,264
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 1/15/16	USD	1,515	1,508,607
Series 2012-1, Class C, 2.20%, 1/15/16		910	905,995
Series 2012-1, Class D, 3.09%, 1/15/16		2,000	1,991,363
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/24		8,135	8,189,224
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class A, 2.06%, 4/16/18 (a)		3,773	3,768,981
Series 2010-1, Class B, 3.63%, 10/15/18 (a)		5,450	5,460,465
Series 2011-1, Class A, 2.61%, 3/15/19 (a)		5,000	5,006,000
DT Auto Owner Trust:
Series 2011-1A, Class B, 1.94%, 7/15/12 (a)		6,000	6,012,566
Series 2011-3A, Class C, 4.03%, 2/15/14 (a)		1,840	1,840,650
Series 2011-3A, Class D, 5.83%, 11/15/14 (a)		7,295	7,571,451
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF16, Class 2A4, 0.45%, 12/25/36 (b)		11,870	4,945,529
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/13 (a)		2,375	2,392,288
Series 2010-5, Class D, 2.41%, 9/15/13 (a)		1,265	1,274,047
Series 2011-2, Class C, 2.37%, 9/15/13		3,025	3,029,800
Series 2011-2, Class D, 2.86%, 9/15/13		2,100	2,103,175
Series 2012-1, Class B, 1.14%, 1/15/14 (b)		1,365	1,365,311
Series 2012-1, Class C, 1.74%, 1/15/14 (b)		3,470	3,471,574
Series 2012-1, Class D, 2.34%, 1/15/14 (b)		3,250	3,252,064
Series 2012-2, Class B, 2.32%, 1/15/17		1,775	1,767,563
Series 2012-2, Class C, 2.86%, 1/15/17		815	809,886
Series 2012-2, Class D, 3.51%, 1/15/17		1,445	1,436,000
GSAA Trust, Series 2005-11, Class 2A1, 0.52%, 10/25/35 (b)		4,901	3,717,552
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 3/15/16		2,010	2,004,589

Asset-Backed Securities	Par (000)		Value
United States (concluded)
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.60%, 8/23/27 (b)	USD	1,910	$1,810,118
Series 2008-3, Class A4, 2.14%, 11/25/17 (b)		4,435	4,571,369
PFS Financing Corp.:
Series 2012-AA, Class A, 1.44%, 2/17/14 (a)(b)		3,490	3,490,349
Series 2012-AA, Class B, 1.94%, 2/17/14 (a)(b)		4,965	4,965,497
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)		7,623	7,560,035
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)		11,567	11,465,666
Series 2011-S1A, Class D, 3.15%, 6/15/13 (a)		5,266	5,231,487
Series 2011-WO, Class C, 3.19%, 8/15/14 (a)		9,310	9,295,009
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		1,380	1,385,296
Series 2010-2, Class C, 3.89%, 7/17/17		2,580	2,636,708
Series 2010-3, Class B, 2.05%, 5/15/15		3,120	3,123,856
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		10,750	10,683,517
Series 2011-1, Class D, 4.01%, 2/15/17		5,000	5,016,785
Series 2011-3, Class C, 3.09%, 5/15/17		1,000	1,014,874
Series 2011-4, Class C, 3.82%, 5/15/15		445	452,224
Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)		2,713	2,706,711
Series 2011-S1A, Class C, 1.89%, 5/15/13 (a)		1,301	1,289,429
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)		4,858	4,846,755
Series 2011-S2A, Class C, 2.86%, 8/15/13 (a)		167	166,840
Series 2011-S2A, Class D, 3.35%, 6/15/13 (a)		4,438	4,432,267
Series 2012-1, Class B, 2.72%, 8/15/14		1,780	1,810,044
Series 2012-1, Class C, 3.78%, 6/15/15		2,400	2,455,248
Scholar Funding Trust, Series 2011-A, Class A, 1.45%, 7/28/34 (a)(b)		6,034	5,804,300
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.87%, 3/15/22 (b)		7,442	7,204,966
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		3,589	3,437,381
Series 2008-5, Class A3, 1.86%, 1/25/18 (b)		7,885	8,054,381
Series 2011-A, Class A3, 2.74%, 11/15/18 (a)(b)		4,510	4,424,635
Series 2012-A, Class A1, 1.64%, 4/15/16 (a)(b)		2,584	2,587,738
Series 2012-A, Class A2, 3.83%, 3/15/18 (a)		3,415	3,403,465

			239,061,265
Total Asset-Backed Securities – 8.7%			244,346,145

12	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Collateralized Debt Obligations	Par (000)		Value
Cayman Islands – 2.1%
ARES CLO Ltd., Series 2006-5RA, Class A2, 0.74%, 2/24/18 (a)(b)	USD	633	$612,850
Ballyrock CDO Ltd., Series 2006-1A, Class B, 0.84%, 8/28/19 (a)(b)		4,000	3,350,000
Callidus Debt Partners Fund Ltd., Series 7A, Class C, 2.81%, 1/21/21 (a)(b)		2,500	2,073,500
Chatham Light CLO Ltd., Series 2005-2A, Class A2, 0.94%, 8/03/19 (a)(b)		3,300	2,970,000
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		4,000	4,025,200
ECP CLO Ltd., Series 2008-1A, Class A2, 3.47%, 3/17/22 (a)(b)		6,175	6,090,094
Franklin CLO Ltd., Series 6A, Class B, 0.97%, 8/09/19 (a)(b)		6,000	5,098,800
Fraser Sullivan CLO Ltd.:
Series 2006-2A, Class B, 0.87%, 12/20/20 (a)(b)		2,000	1,700,000
Series 2011-5A, Class D, 4.54%, 2/23/21 (a)(b)		1,000	870,000
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 1.00%, 8/01/22 (a)(b)		2,500	2,000,000
Integral Funding, Inc., Series 2007-1X, Class A3, 1.92%, 9/27/17 (b)		1,000	955,000
KKR CLO Trust, Series 2007-1A, Class C, 1.95%, 5/15/21 (a)(b)		5,000	4,050,000
LCM LP:
Series 10A, Class C, 3.83%, 4/15/22 (a)(b)		5,000	4,670,500
Series 10A, Class E, 6.43%, 4/15/22 (a)(b)		2,000	1,743,400
Series 9A, Class E, 4.77%, 7/14/22 (a)(b)		3,000	2,346,900
Lightpoint CLO Ltd., Series 2006-5A, Class B, 1.23%, 8/05/19 (a)(b)		3,000	2,220,000
Madison Park Funding I Ltd., Series 2012-8A, Class D, 3.99%, 4/22/22 (a)(b)		3,250	2,890,414
Morgan Stanley Managed ACES SPC, Series 2007-22A, Class D, 5.35%, 12/20/12 (a)(b)		4,250	4,297,813
Suffield CLO Ltd./Suffield CLO Corp., 2.64%, 9/26/14 (a)(b)		4,583	4,215,937
Valeo Investment Grade CDO Ltd., Series 2A, Class A2, 1.45%, 6/01/13 (a)(b)		2,945	2,929,807
			59,110,215
United States – 1.0%
Canaras Summit CLO Ltd., Series 2007-1A, Class C, 1.27%, 6/19/21 (a)(b)		2,250	1,704,375
CSAM Funding, Series 1X, Class B2, 1.80%, 3/29/16 (b)		2,100	2,000,250
Galaxy, Series 2012, Class A, 0.00%, 5/19/23 (a)(b)		11,500	11,500,000
Greyrock CDO Ltd., Series 2005-1X, Class A2L, 0.88%, 11/15/17 (b)		5,000	4,329,000
Morgan Stanley, Series 2007-XLC1, Class A2 0.56%, 7/17/17 (b)		10,197	9,584,854

			29,118,479
Total Collateralized Debt Obligations – 3.1%			88,228,694

Corporate Bonds	Par (000)		Value
Belgium – 0.0%
Ontex IV SA, 7.50%, 4/15/18	EUR	979	1,214,300
Bermuda – 0.4%
Digicel Ltd., 8.25%, 9/01/17 (a)	USD	2,345	2,479,837

Corporate Bonds	Par (000)		Value
Bermuda (concluded)
Fidelity International Ltd., 7.13%, 2/13/24	GBP	6,000	$9,639,346

			12,119,183
Brazil – 0.2%
OGX Austria GmbH:
8.50%, 6/01/18 (a)(c)	USD	3,265	3,392,335
8.38%, 4/01/22 (a)		2,555	2,580,550

			5,972,885
British Virgin Islands – 0.0%
Franshion Development Ltd., 6.75%, 4/15/21 (a)		1,300	1,134,250
Canada – 1.1%
Encana Corp., 5.15%, 11/15/41		5,000	4,613,240
MEG Energy Corp., 6.50%, 3/15/21 (a)		3,130	3,278,675
Nova Chemicals Corp., 8.38%, 11/01/16		2,500	2,775,000
NOVA Chemicals Corp., 8.63%, 11/01/19		2,545	2,901,300
Novelis, Inc.:
8.38%, 12/15/17		5,000	5,425,000
8.75%, 12/15/20		3,930	4,303,350
Suncor Energy, Inc., 7.15%, 2/01/32		6,000	7,616,376

			30,912,941
Cayman Islands – 1.5%
China Overseas Grand Oceans Finance Cayman Ltd., 2.00%, 3/21/17 (d)	HKD	75,000	9,504,430
China Resources Land Ltd., 4.63%, 5/19/16	USD	3,000	3,007,629
KWG Property Holding Ltd., 13.25%, 3/22/17		5,100	4,948,785
Noble Holding International Ltd., 5.25%, 3/15/42		3,040	3,020,012
Transocean, Inc.:
5.05%, 12/15/16		10,000	10,709,260
6.38%, 12/15/21		10,955	12,326,215

			43,516,331
France – 0.6%
AXA SA, 5.25%, 4/16/40 (b)	EUR	4,000	4,564,499
BNP Paribas Home Loan SFH, 3.13%, 3/22/22		5,800	7,764,894
Mercialys SA, 4.13%, 3/26/19		2,500	3,340,355

			15,669,748
Germany – 0.6%
Commerzbank AG, 6.38%, 3/22/19		3,000	3,405,754
Deutsche Bank AG, 1.67%, 3/09/17 (b)		4,100	4,896,224
IVG Immobilien AG, 8.00%, 5/29/49 (b)		200	184,052
Muenchener Rueckversicherungs AG:
6.00%, 5/26/41 (b)		2,900	3,831,223
6.63%, 5/26/42 (b)	GBP	2,800	4,487,434
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17	EUR	770	1,088,571

			17,893,258
Israel – 0.2%
Teva Pharmaceutical Finance IV BV, 2.88%, 4/15/19		3,455	4,629,384
Luxembourg – 0.7%
ArcelorMittal:
9.85%, 6/01/19	USD	3,520	4,235,546
6.25%, 2/25/22		1,700	1,716,388
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	1,790	2,384,375
Intelsat Luxembourg SA, 11.50%, 2/04/17 (e)	USD	3,760	3,910,400
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	805	1,116,579
Matterhorn Mobile SA, 6.75%, 5/15/19	CHF	2,250	2,567,298

BLACKROCK FUNDS II	MARCH 31, 2012	13

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	1,780	$2,403,673

			18,334,259
Netherlands – 1.7%
ABB Finance BV, 2.63%, 3/26/19		4,907	6,567,640
Allianz Finance II BV, 5.75%, 7/08/41 (b)		4,400	5,552,008
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 4.00%, 1/11/22		4,825	6,680,314
ING Bank NV:
1.17%, 5/23/16 (b)	USD	900	833,850
4.00%, 12/23/16	EUR	2,750	3,847,183
6.13%, 5/29/23 (b)		740	976,643
ING Groep NV, 4.13%, 3/23/15		7,357	10,213,974
ING Verzekeringen NV, 2.69%, 6/21/21 (b)		3,360	4,167,925
LyondellBasell Industries NV, 5.75%, 4/15/24 (a)	USD	5,000	4,987,500
PostNL NV, 5.38%, 11/14/17	EUR	2,400	3,524,488

			47,351,525
Singapore – 0.4%
CapitaLand Ltd., 2.88%, 9/03/16	SGD	5,000	3,865,865
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22	USD	7,000	6,977,355

			10,843,220
Spain – 0.3%
Banco Santander SA, 3.25%, 2/17/15	EUR	1,900	2,544,574
Cedulas TDA 6 Fondo de Titulizacion de Activos, 4.25%, 4/10/31		1,500	1,170,282
Telefonica Emisiones SAU, 5.60%, 3/12/20	GBP	2,600	4,069,615

			7,784,471
Sweden – 0.2%
Verisure Holding AB:
8.75%, 9/01/18	EUR	3,269	4,480,656
Series B, 8.75%, 12/01/18		914	1,115,392

			5,596,048
Switzerland – 0.4%
Credit Suisse AG, 5.40%, 1/14/20	USD	4,365	4,493,584
UBS AG, 2.25%, 3/30/17 (a)		5,885	5,870,646

			10,364,230
United Arab Emirates – 0.0%
ICICI Bank Ltd./Dubai, 4.75%, 11/25/16 (a)		1,350	1,343,153
United Kingdom – 2.0%
BAT International Finance Plc, 3.63%, 11/09/21	EUR	2,050	2,834,599
Centrica Plc, 4.38%, 3/13/29	GBP	1,850	2,893,856
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	2,645	3,536,474
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	985	1,307,661
Gala Group Finance Plc, 8.88%, 9/01/18		1,192	1,601,535
House of Fraser Funding Plc, 8.88%, 8/15/18		1,418	2,086,628
Imperial Tobacco Finance Plc, 5.00%, 12/02/19	EUR	1,760	2,614,130
Ineos Finance Plc, 8.38%, 2/15/19 (a)	USD	2,450	2,590,875
Infinis Plc, 9.13%, 12/15/14	GBP	1,750	2,897,073
Jaguar Land Rover Plc, 8.25%, 3/15/20		1,671	2,680,495
Kerling Plc, 10.63%, 2/01/17	EUR	1,975	2,620,901
Lloyds TSB Bank Plc:
11.88%, 12/16/21 (b)		1,600	2,357,994
5.13%, 3/07/25	GBP	3,150	5,316,688
6.50%, 9/17/40		1,650	2,504,806
Nationwide Building Society, 6.75%, 7/22/20	EUR	840	1,046,719
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)	USD	2,150	2,302,343
Priory Group No. 3 Plc, 7.00%, 2/15/18	GBP	1,702	2,606,630

Corporate Bonds	Par (000)		Value
United Kingdom (concluded)
Punch Taverns Finance Plc, 7.27%, 4/15/22	GBP	510	$748,440
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27		4,291	5,130,394
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	5,000	5,431,250

			55,109,491
United States – 21.2%
ACCO Brands Corp., 10.63%, 3/15/15		6,700	7,311,442
Alabama Power Co., 3.95%, 6/01/21		3,165	3,373,282
AMC Networks, Inc., 7.75%, 7/15/21 (a)		4,280	4,772,200
American International Group, Inc., 3.80%, 3/22/17		6,338	6,417,580
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		4,500	5,080,392
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,149	1,324,679
6.38%, 9/15/17		14,000	16,635,038
ARAMARK Corp., 8.50%, 2/01/15		2,000	2,050,020
Atwood Oceanics, Inc., 6.50%, 2/01/20		825	866,250
Bank of America Corp.:
3.88%, 3/22/17		4,000	4,022,060
6.00%, 9/01/17		5,500	5,990,380
5.70%, 1/24/22		5,260	5,568,152
Berry Petroleum Co., 6.38%, 9/15/22		2,080	2,137,200
BMC Software, Inc., 4.25%, 2/15/22		1,040	1,042,614
Boston Gas Co., 4.49%, 2/15/42 (a)		2,050	2,057,981
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22 (a)		1,060	1,081,200
Building Materials Corp. of America, 6.88%, 8/15/18 (a)		5,000	5,256,250
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		3,180	3,466,200
Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 (a)(c)		6,080	6,186,400
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(c)		1,015	1,020,075
Calpine Corp., 7.25%, 10/15/17 (a)		6,790	7,197,400
Capital One Financial Corp., 4.75%, 7/15/21		5,875	6,181,804
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		3,320	3,784,800
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21		4,200	4,347,000
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 7/15/22 (a)		2,105	2,120,788
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19 (a)		2,190	2,173,575
China Resources Gas Group Ltd., 4.50%, 4/05/22		4,900	4,793,670
CIT Group, Inc.:
5.50%, 2/15/15 (a)		4,000	4,080,000
7.00%, 5/02/16 (a)		5,000	5,012,500
7.00%, 5/02/17 (a)		3,948	3,957,870
Clear Channel Worldwide Holdings, Inc.,
Series B, 9.25%, 12/15/17		9,000	9,866,250
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		854	1,127,496
5.95%, 12/15/36		1,551	1,668,006
Cliffs Natural Resources, Inc., 6.25%, 10/01/40		2,120	2,251,285
Concho Resources, Inc., 5.50%, 10/01/22		2,725	2,684,125
Constellation Energy Group, Inc.:
7.60%, 4/01/32		1,350	1,755,205
5.15%, 12/01/20		670	737,833
Covanta Holding Corp., 6.38%, 10/01/22		2,070	2,103,091
Coventry Health Care, Inc., 5.45%, 6/15/21		10,000	10,946,450
Cricket Communications, Inc., 7.75%, 5/15/16		3,000	3,165,000
CSC Holdings LLC, 8.50%, 4/15/14		2,154	2,396,325

14	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets

Corporate Bonds	Par (000)		Value
United States (continued)
DCP Midstream Operating LP, 4.95%, 4/01/22	USD	3,200	$3,207,805
Delphi Corp., 6.13%, 5/15/21 (a)		2,000	2,130,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		3,478	3,925,135
5.15%, 3/15/42 (a)		1,587	1,546,030
Discover Bank, 8.70%, 11/18/19		2,790	3,471,851
DISH DBS Corp., 6.75%, 6/01/21		1,905	2,052,638
Dollar General Corp., 11.88%, 7/15/17 (b)		5,000	5,425,050
Duke Energy Carolinas LLC, 4.25%, 12/15/41		2,805	2,798,720
El Paso Corp., 7.75%, 1/15/32		3,000	3,416,229
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15		6,687	6,923,967
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		13,500	14,715,000
11.75%, 3/01/22 (a)(c)		2,100	2,147,250
Energy Transfer Partners LP, 6.50%, 2/01/42		5,000	5,268,655
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		3,399	3,679,417
7.75%, 6/15/19		5,000	5,150,000
Enterprise Products Operating LLC, 6.30%, 9/15/17		6,450	7,603,763
First Data Corp.:
7.38%, 6/15/19 (a)		3,465	3,529,969
8.88%, 8/15/20 (a)		4,000	4,335,000
8.25%, 1/15/21 (a)		2,300	2,248,250
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		5,110	5,581,954
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.63%, 11/15/18 (a)		5,000	5,225,000
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		3,905	3,750,432
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		7,125	7,329,773
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		905	909,525
HCA, Inc., 6.50%, 2/15/20		8,000	8,400,000
Hexion U.S. Finance Corp., 6.63%, 4/15/20 (a)		4,285	4,381,412
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (a)		1,140	1,157,100
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21 (a)		6,900	7,391,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 (a)		5,000	5,200,000
International Paper Co., 6.00%, 11/15/41		5,000	5,427,355
Iron Mountain, Inc., 8.38%, 8/15/21		3,800	4,132,500
Jarden Corp., 8.00%, 5/01/16		5,000	5,406,250
Jersey Central Power & Light Co., 7.35%, 2/01/19		1,525	1,908,260
JPMorgan Chase & Co., 3.88%, 9/23/20	EUR	2,000	2,786,348
JPMorgan Chase Bank, N.A., 6.00%, 10/01/17	USD	5,000	5,721,055
Laredo Petroleum, Inc., 9.50%, 2/15/19		3,000	3,337,500
Lawson Software, Inc., 9.38%, 4/01/19 (a)		2,180	2,256,300
Level 3 Financing, Inc., 8.13%, 7/01/19 (a)		8,210	8,476,825
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)		6,000	5,820,000
Lyondell Chemical Co., 11.00%, 5/01/18		5,372	5,936,557
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		6,260	7,183,669
7.45%, 7/15/17		13,264	16,102,695
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		110	115,775
6.63%, 11/15/20		4,400	4,372,500
MGM Resorts International:
10.38%, 5/15/14		3,170	3,593,988
11.13%, 11/15/17		6,620	7,488,875

Corporate Bonds	Par (000)		Value
United States (concluded)
Morgan Stanley:
3.80%, 4/29/16	USD	5,000	$4,867,055
5.50%, 7/28/21		3,835	3,747,884
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)		10,000	10,007,410
The New York Times Co., 6.63%, 12/15/16		10,000	10,425,000
Omnicare, Inc., 7.75%, 6/01/20		2,000	2,220,000
PacifiCorp, 4.10%, 2/01/42		7,500	7,208,333
Peabody Energy Corp., 6.25%, 11/15/21 (a)		7,580	7,428,400
Pioneer Natural Resources Co.:
6.88%, 5/01/18		2,100	2,469,951
7.20%, 1/15/28		9,010	10,885,963
Plains Exploration & Production Co., 10.00%, 3/01/16		4,590	5,071,950
Premier Oil, 5.11%, 5/10/18		12,700	13,112,750
QVC, Inc., 7.50%, 10/01/19 (a)		2,000	2,195,000
Radian Group, Inc., 5.38%, 6/15/15		3,520	2,675,200
Range Resources Corp.:
7.25%, 5/01/18		5,620	5,929,100
5.75%, 6/01/21		1,690	1,774,500
Realogy Corp.:
7.88%, 2/15/19 (a)(c)		2,265	2,265,000
7.63%, 1/15/20 (a)(c)		3,425	3,579,125
9.00%, 1/15/20 (a)(c)		2,930	3,017,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19 (a)		2,700	2,902,500
9.88%, 8/15/19 (a)		3,110	3,179,975
6.88%, 2/15/21 (a)		3,000	3,105,000
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		6,124	5,634,080
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19 (a)		6,335	6,746,775
Samson Investment Co., 9.75%, 2/15/20 (a)		3,870	3,918,375
The ServiceMaster Co., 8.00%, 2/15/20 (a)		6,820	7,263,300
Sprint Capital Corp., 6.88%, 11/15/28		4,560	3,488,400
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		9,850	10,810,375
TMX Finance LLC/TitleMax Finance Corp.:
13.25%, 7/15/15		1,000	1,105,000
13.25%, 7/15/15		1,500	1,657,500
TransDigm, Inc., 7.75%, 12/15/18		3,000	3,247,500
UR Financing Escrow Corp.:
5.75%, 7/15/18 (a)		753	770,884
7.38%, 5/15/20 (a)		3,595	3,675,887
7.63%, 4/15/22 (a)		1,874	1,925,535
USPI Finance Corp., 9.00%, 4/01/20 (a)		1,060	1,091,800
Wells Fargo & Co., 3.50%, 3/08/22		15,565	15,323,260
Western Gas Partners LP, 5.38%, 6/01/21		9,995	10,714,640
The Williams Cos., Inc., 7.88%, 9/01/21		6,500	8,100,365
Windstream Corp., 7.88%, 11/01/17		2,000	2,205,000
Wyndham Worldwide Corp.:
2.95%, 3/01/17		3,100	3,070,760
4.25%, 3/01/22		5,055	4,955,543
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22 (a)(c)		4,450	4,338,750

			599,089,595
Total Corporate Bonds – 31.5%			888,878,272

BLACKROCK FUNDS II	MARCH 31, 2012	15

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
United States – 5.0%
ACCO Brands Corp., Term Loan B, 4.25%, 1/04/19	USD	4,000	$3,997,520
Asurion LLC (FKA Asurion Corp.), Term Loan (First Lien), 5.50%, 5/24/18		2,845	2,816,754
Avaya, Inc., Term B-1 Loan, 3.24%, 10/24/14		3,319	3,211,431
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.24%, 1/28/15		2,500	2,378,525
Term B-3 Loan, 3.24% - 3.47%, 1/28/15		2,463	2,342,883
Term B-4 Loan, 9.50%, 10/31/16		5,796	5,950,393
Cequel Communications LLC, Term Loan, 4.00%, 2/14/19		4,335	4,297,069
Coinmach Service Corp., Term Loan, 3.25%, 11/14/14		985	907,454
Crown Castle Operating Co., Tranche B Term Loan, 4.00%, 1/31/19		3	3,248
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		1,489	1,466,210
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17		2,300	2,289,328
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		1,934	1,973,101
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16		3,539	3,691,799
Emdeon, Inc., Term B Loan, 6.75%, 11/02/18		998	1,010,388
EMI Group North America Holdings, Inc. (MTL Publishing LLC), Term Loan B, 6.00%, 2/07/18		2,000	2,009,500
Federal-Mogul Corp.:
Tranche B Term Loan, 2.18%, 12/29/14		5,647	5,424,457
Tranche C Term Loan, 2.18%, 12/28/15		337	323,655
First Data Corp.:
2018 Dollar Term Loan, 4.24%, 3/23/18		3,545	3,227,672
Non Extending B-2 Term Loan, 2.99%, 9/24/14		271	260,678
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		1,396	1,402,366
Infor Lawson, Term Loan B, 5.75%, 3/22/18		2,820	2,791,800
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		8,660	8,716,369
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		2,987	2,981,869
Inventiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 6.50%, 8/04/16		2,469	2,337,073
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13		8,710	8,692,275
Jo-Ann Stores, Inc., Loan, 4.75%, 3/16/18		500	496,070
Laureate Education, Inc.:
Closing Date Term Loan, 3.57%, 8/15/14		1,285	1,260,426
Extended Term Loan, 5.25%, 6/15/18		192	188,428
Level 3 Financing, Inc.:
Tranche A Term Loan, 2.49% - 2.83%, 3/13/14		5,000	4,921,900
Tranche B II Term Loan, 5.75%, 9/01/18		6,050	6,104,208
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,000	4,110,000
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.72% -5.80%, 5/13/17		539	537,832
New Second-Lien Term Loan, 8.25%, 2/28/19		2,000	2,021,660
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18		998	1,008,881

Floating Rate Loan Interests (b)	Par (000)		Value
United States (concluded)
Pierre Foods, Inc., Loan (First Lien), 7.00% - 7.50%, 9/30/16	USD	1,481	$1,479,769
Prestige Brands, Inc., Term B Loan, 5.25% - 6.25%, 1/31/19		962	967,336
Realogy Corp.:
Extended FL Term Loan, 4.77%, 10/10/16		4,274	3,981,043
Extended Synthetic Commitment, 0.09% - 4.40%, 10/10/16		253	235,906
Rexnord LLC/RBS Global, Inc., Term B Loan, 5.00%, 4/01/18		6,484	6,477,007
Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 8/09/18		2,461	2,490,586
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		5,500	5,431,305
Sequa Corp.:
Term Loan, 3.76% - 3.84%, 12/03/14		2,570	2,529,677
Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		673	674,787
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		2,500	2,295,825
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19		5,895	5,883,976
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17		995	1,001,527
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 3/12/19		1,890	1,894,328
Toys ‘R’ Us-Delaware, Inc., Initial Loan, 6.00%, 9/01/16		990	990,415
Tronox Pigments (Netherlands) BV:
Closing Date Term Loan, 4.25%, 2/08/18		1,179	1,178,571
Delayed Draw Term Loan, 1.00%, 2/08/18		321	321,429
U.S. Foodservice, Inc., Term Loan, 2.74%, 7/03/14		984	949,625
UPC Financing Partnership, Facility AB, 4.75%, 12/31/17		830	831,295
Vodafone Americas Finance 2, Inc., New Series A Loan , 0.00% - 6.25%, 7/11/16		5,156	5,169,141
Total Floating Rate Loan Interests – 5.0%			139,936,770

Foreign Agency Obligations	Par (000)		Value
Brazil – 0.2%
Petrobras International Finance Co.:
3.88%, 1/27/16		5,420	5,705,108
5.75%, 1/20/20		410	454,198

			6,159,306
Canada – 1.1%
Hydro Quebec:
9.40%, 2/01/21		3,030	4,441,289
8.40%, 1/15/22		3,800	5,362,321
8.05%, 7/07/24		14,670	21,114,780

			30,918,390
Luxembourg – 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17		1,370	1,452,200

16	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
South Korea – 0.3%
National Agricultural Cooperative Federation,
3.50%, 2/08/17 (a)	USD	8,500	$8,529,095
Total Foreign Agency Obligations – 1.7%			47,058,991

Foreign Government Obligations	Par (000)		Value
Germany – 0.1%
Bundesschatzanweisungen, 1.00%, 12/14/12	EUR	2,850	3,824,631
Greece – 0.0%
Hellenic Republic, 16.29%, 10/15/42 (b)		287	2,397
Italy – 0.7%
Buoni Poliennali Del Tesoro, 5.00%, 3/01/22		14,400	19,021,006
Mexico – 0.3%
United Mexican States:
5.63%, 1/15/17	USD	130	150,345
5.13%, 1/15/20		6,460	7,412,850

			7,563,195
Peru – 0.0%
Republic of Peru, 6.55%, 3/14/37		1,080	1,375,920
Poland – 0.2%
Republic of Poland:
6.38%, 7/15/19		1,350	1,569,375
5.13%, 4/21/21		4,385	4,683,180

			6,252,555
Russia – 0.8%
Russian Federation:
4.50%, 4/04/22 (a)		1,400	1,395,800
7.50%, 3/31/30 (d)		17,086	20,439,277

			21,835,077
South Africa – 0.2%
Republic of South Africa, 5.50%, 3/09/20		5,490	6,121,350
Turkey – 0.5%
Republic of Turkey:
7.00%, 3/11/19		2,840	3,244,700
5.63%, 3/30/21		9,435	9,845,423

			13,090,123
Total Foreign Government Obligations – 2.8%			79,086,254

Investment Companies	Shares		Value
BlackRock Emerging Market Debt Portfolio, BlackRock Class (f)		1,685,511	18,051,827
BlackRock Floating Rate Income Portfolio, Institutional Class (f)		10,888,506	111,607,187
Financial Select Sector SPDR Fund		35,700	563,346
iShares JPMorgan USD Emerging Markets Bond Fund (f)		35,500	4,001,205
Sprott Physical Gold Trust (g)		2,508,203	36,218,451
Total Investment Companies – 6.0%			170,442,016

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations – 6.8%
United Kingdom – 0.6%
Fosse Master Issuer Plc, Series 2010-3, Class A2, 2.72%, 10/18/54 (b)	GBP	3,000	4,822,221

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
United Kingdom (concluded)
Gemgarto, Series 2012-1, Class A1, 2.95%, 5/14/45	GBP	2,840	$4,542,546
Permanent Master Issuer Plc, Series 2010-1X, Class 2A1, 2.39%, 7/15/42 (b)		4,500	7,155,172

			16,519,939
United States – 6.2%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.66%, 3/25/37 (b)	USD	139	131,924
American Home Mortgage Investment Trust:
Series 2005-4, Class 5A 2.50%, 11/25/45 (b)		2,059	1,452,703
Series 2006-1, Class 2A3, 2.49%, 12/25/35 (b)		3,391	1,986,851
Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.74%, 11/20/35 (b)		586	397,665
Banc of America Mortgage Securities, Inc.,
Series 2006-B, Class 3A1, 5.99%, 11/20/36 (b)		1,785	1,417,057
BCAP LLC Trust:
Series 2010-RR11, Class 4A1, 5.54%, 3/27/47 (a)(b)		9,549	8,546,798
Series 2011-RR2, Class 1A1, 2.95%, 12/26/13 (a)(b)		9,408	7,714,433
Series 2011-RR9, Class 7A1, 4.48%, 5/26/15 (a)(b)		25,124	22,769,000
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2005-1, Class 4A1, 5.27%, 3/25/35 (b)		737	705,846
Series 2005-12, Class 23A1, 5.49%, 2/25/36 (b)		12,541	7,695,214
Series 2007-4, Class 22A1 5.59%, 6/25/47 (b)		1,761	1,276,634
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		4,284	3,252,063
Series 2006-25CB, Class A2, 6.00%, 10/25/36		398	261,442
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		1,389	937,512
Series 2006-43CB, Class 1A7, 6.00%, 2/25/37		855	581,910
Series 2006-4CB, Class 2A3, 5.50%, 4/25/36		120	96,074
Series 2006-OA10, Class 1A1, 1.12%, 8/25/46 (b)		3,992	2,133,971
Series 2006-OA21, Class A1, 0.43%, 3/20/47 (b)		14,712	7,883,289
Series 2007-25, Class 2A1, 6.00%, 11/25/22		650	614,022
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		1,152	794,389
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-1, Class A2, 6.00%, 3/25/36		520	427,623
Series 2006-10, Class 1A4, 0.74%, 5/25/36 (b)		2,708	1,726,878
Series 2006-17, Class A6, 6.00%, 12/25/36		2,840	2,249,646
Series 2006-6, Class A1, 6.00%, 4/25/36		710	651,355
Series 2007-10, Class A22, 6.00%, 7/25/37		871	667,975
Series 2007-11, Class A1, 6.00%, 8/25/37		2,105	1,779,160
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.98%, 1/27/36 (a)(b)		4,100	3,997,379

BLACKROCK FUNDS II	MARCH 31, 2012	17

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2011-2R, Class 1A1, 2.83%,
3/27/37 (a)(b)	USD	3,660	$3,445,094
Series 2011-2R, Class 2A1, 2.69%,
7/27/36 (a)(b)		6,115	5,866,307
Series 2011-4R, Class 5A1, 5.21%,
5/27/36 (a)(b)		7,152	6,789,466
Series 2011-4R, Class 6A1, 2.75%,
5/27/36 (a)(b)		3,910	3,677,923
Series 2011-5R, Class 1A1, 2.79%,
7/27/36 (a)(b)		4,520	4,136,157
Series 2011-5R, Class 2A1, 2.82%,
8/27/46 (a)(b)		9,224	7,378,896
Series 2011-5R, Class 3A1, 5.22%,
9/27/47 (a)(b)		3,248	3,106,368
Series 2011-6R, Class 5A1, 2.92%,
9/28/36 (a)(b)		6,415	5,556,874
Series 2011-6R, Class 6A1, 2.92%,
8/28/36 (a)(b)		6,421	5,545,766
Deutsche ALT-A Securities, Inc. Alternate Loan
Trust, Series 2005-1, Class 1A1, 0.74%,
2/25/35 (b)		255	187,639
First Horizon Alternative Mortgage Securities,
Series 2005-AA7, Class 2A1, 2.58%,
9/25/35 (b)		4,867	3,262,294
FREMF Mortgage Trust:
Series 2012-K705, Class B, 4.16%,
9/25/18 (a)(b)		3,915	3,914,319
Series 2012-K706, Class C, 4.02%,
11/25/18 (a)(b)		1,205	1,080,943
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1, 5.10%,
6/19/35 (b)		4,187	4,029,595
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.76%,
1/25/35 (b)		3,982	3,465,871
Series 2005-AR2, Class 2A1, 2.87%,
4/25/35 (b)		2,302	1,996,117
Series 2007-4F, Class 1A1, 5.00%,
7/25/37		1,519	1,241,363
Harborview Mortgage Loan Trust,
Series 2006-11, Class A1A, 0.41%,
12/19/36 (b)		525	283,584
IndyMac INDA Mortgage Loan Trust:
Series 2006-AR2, Class 4A1, 5.49%,
9/25/36 (b)		6,085	4,598,269
Series 2007-AR7, Class 1A1, 5.65%,
9/25/37 (b)		5,234	4,188,801
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%,
6/25/21		1,562	1,524,334
Series 2007-A1, Class 4A1, 2.78%,
7/25/35 (b)		405	383,367
Series 2007-S1, Class 1A2, 5.50%,
3/25/22		1,739	1,608,358
Series 2007-S1, Class 2A22 5.75%,
3/25/37		1,850	1,423,470
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A7, Class 2A1, 5.24%,
9/25/35 (b)		428	382,703
Residential Funding Mortgage Securities I,
Series 2007-S6, Class 1A16, 6.00%,
6/25/37		2,192	1,738,872
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-11, Class 1A1, 2.62%,
5/25/35 (b)		3,552	2,465,007

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
United States (concluded)
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3, 0.43%,
7/25/36 (b)	USD	7,678	$3,757,160
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA4, Class 1A, 0.93%,
5/25/47 (b)		2,942	1,959,096
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-2,
Class 4CB, 6.00%, 3/25/36		4,369	2,795,153
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR18, Class 2A1, 5.38%,
11/25/36 (b)		1,568	1,311,229

			175,249,208
Commercial Mortgage-Backed Securities – 5.9%
United Kingdom – 0.0%
Titan Europe Plc/Ireland, Series 2006-4FSX,
Class A1, 9.14%, 9/03/14 (b)	GBP	717	1,135,429
United States – 5.9%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 1.99%,
11/15/13 (a)(b)	USD	13,540	12,659,709
Banc of America Merrill Lynch Commercial
Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43		614	613,530
Series 2005-6, Class AJ, 5.19%,
9/10/47 (b)		200	203,853
Series 2006-2, Class AJ, 5.77%,
5/10/45 (b)		2,000	1,804,510
Series 2007-2, Class AM, 5.67%,
4/10/49 (b)		5,500	5,468,353
Series 2007-3, Class A2, 5.63%,
7/10/12 (b)		1,324	1,345,206
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%,
12/15/15 (b)		220	228,721
Series 2007-PW17, Class A3, 5.74%,
6/11/50		7,675	8,003,728
Credit Suisse First Boston Mortgage Securities
Corp., Series 2005-C3, Class AJ, 4.77%,
7/15/37		3,640	3,198,544
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%,
1/15/49 (b)		171	174,205
Series 2007-C3, Class A2, 5.71%,
6/15/39 (b)		178	177,767
Series 2007-C3, Class AAB, 5.71%,
6/15/39 (b)		8,750	9,374,820
Series 2010-RR1, Class 2A, 5.70%,
7/15/17 (a)(b)		1,755	1,948,238
Series 2010-RR2, Class 2A, 5.79%,
6/15/17 (a)(b)		4,720	5,220,528
Extended Stay America Trust:
Series 2010-ESHA, Class B, 4.22%,
11/05/15 (a)		1,255	1,268,890
Series 2010-ESHA, Class C, 4.86%,
11/05/15 (a)		1,525	1,544,114
Series 2010-ESHA, Class D, 5.50%,
11/05/15 (a)		1,175	1,187,604
GE Capital Commercial Mortgage Corp.:
Series 2007-C1, Class A2, 5.42%,
12/10/49		2,847	2,845,089

18	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Series 2007-C1, Class AAB, 5.48%, 12/10/49	USD 1,856	$1,937,710
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A2, 5.60%, 7/10/13	1,000	1,026,787
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2006-CB16, Class AJ, 5.62%, 5/12/45	3,550	2,623,766
Series 2007-CB18, Class A3, 5.45%, 7/12/16	2,777	2,914,471
Series 2008-C2, Class ASB, 6.13%, 4/12/17 (b)	1,680	1,812,456
Series 2011-PLSD, Class D, 5.55%, 11/13/16 (a)(b)	8,000	8,214,576
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39 (b)	6,000	6,056,292
Series 2007-C1, Class AM, 5.46%, 1/15/17	4,500	4,648,109
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	3,500	3,489,003
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)	5,000	5,664,425
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)	1,950	2,052,911
Series 2007-HQ11, Class A31, 5.44%, 2/12/44	5,000	5,230,875
Series 2007-HQ12, Class A2FX, 5.60%, 6/12/12 (b)	5,471	5,772,750
Series 2007-HQ13, Class A2, 5.65%, 11/15/16	4,750	4,784,262
Series 2007-IQ15, Class A2, 5.84%, 8/11/12 (b)	150	150,962
Series 2012-C4, Class C, 5.71%, 3/15/22 (a)	5,000	4,990,600
Series 2012-C4, Class D, 5.71%, 3/15/22 (a)	4,000	3,400,000
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 5.04%, 11/17/14 (a)(h)	11,600	10,179,000
Series 2011-IO, Class A, 2.50%, 1/23/14 (a)	2,518	2,530,609
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class F, 5.36%, 2/11/36 (a)(b)	3,000	2,873,844
RBSCF Trust:
Series 2010-MB1, Class C, 4.67%, 4/15/15 (a)(b)	2,000	2,044,520
Series 2010-RR3, Class MSCB, 5.88%, 6/16/17 (a)(b)	3,000	3,210,822
Series 2010-RR3, Class WBTA, 5.90%, 4/16/17 (a)(b)	1,050	1,171,240
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A3, 5.90%, 7/15/14 (b)	6,500	6,854,269
Series 2007-C33, Class A4, 5.90%, 7/15/17 (b)	5,140	5,695,017
Series 2007-C34, Class A3, 5.68%, 7/15/17	3,400	3,852,717
Series 2007-C34, Class AM, 5.82%, 9/15/17 (b)	5,815	5,990,404

		166,439,806
Total Non-Agency Mortgage-Backed Securities – 12.7%		359,344,382

Preferred Securities	Par (000)	Value
Capital Trusts
Ireland – 0.1%
XL Group Plc, 6.50% (b)(i)	USD4,960	$4,178,800
United States – 0.9%
American International Group, Inc., 8.18%, 5/15/58 (b)	5,000	5,292,500
Capital One Capital V, 10.25%, 8/15/39	1,600	1,644,000
Capital One Capital VI, 8.88%, 5/15/40	5,085	5,119,171
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)	3,380	3,363,100
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	1,615	1,624,044
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	8,004	8,764,380

		25,807,195
Total Capital Trusts – 1.0%		29,985,995

Preferred Stocks	Shares
United States – 0.0%
Fannie Mae, 7.75%	50,000	67,500
Freddie Mac, 8.38%	60,000	83,340

		150,840
Total Preferred Stocks – 0.0%		150,840

Trust Preferreds
United States – 0.4%
Citigroup Capital XIII, 7.88%, 10/30/40	396,409	10,782,325
Total Trust Preferreds – 0.4%		10,782,325
Total Preferred Securities – 1.4%		40,919,160

Taxable Municipal Bonds	Par (000)	Value
Allegheny County Hospital Development
Authority RB, Series A, 5.38%, 11/15/40	USD10,000	8,159,000
City of Detroit, MI Sewage Disposal System
Revenue RB, Series D, AGM, 0.99%, 7/01/32 (b)	4,500	3,195,495
City of Jacksonville, FL RB, 5.00%, 10/01/23	4,500	5,143,410
City of Kansas City, MO GO, Series A, 5.00%, 2/01/23	9,000	10,909,890
City of Norfolk, VA Water Revenue RB, 5.00%, 11/01/24	4,500	5,438,025
Commonwealth of Puerto Rico GO, Series A, 5.00%, 7/01/21	9,000	9,546,750
Denver City & County School District No. 1 GO, 5.00%, 12/01/24	9,000	10,761,930
Metropolitan Transportation Authority RB, Series B, 5.00%, 11/15/23	4,500	5,263,920
New York State Dormitory Authority RB, Series E, 5.00%, 8/15/21	9,000	10,991,790
Puerto Rico Electric Power Authority RB, Series DD, 5.00%, 7/01/20	4,500	5,090,175
Puerto Rico Highway & Transportation Authority
RB, Series N, 5.50%, 7/01/24	4,500	4,867,020
State of Washington GO, Series R-2012C, 5.00%, 7/01/20	4,500	5,518,350
State of Washington GO, Series R-2012D, 5.00%, 7/01/21	4,500	5,541,030

BLACKROCK FUNDS II	MARCH 31, 2012	19

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
Virginia Public School Authority, 5.00%, 8/01/22	USD	9,000	$11,197,620
Total Taxable Municipal Bonds – 3.6%			101,624,405

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations – 0.2%
Fannie Mae, 3.45%, 10/09/19 (h)(j)		7,230	5,591,111
Collateralized Mortgage Obligations – 4.9%
Fannie Mae, Series 2009-115, Class EJ, 4.50%, 6/25/27		36,313	37,559,053
Freddie Mac:
Series K013, Class A2, 3.97%, 1/25/21 (b)		1,240	1,350,496
Series K017, Class A2, 2.60%, 12/25/21		14,155	14,197,012
Series 3730, Class AB, 4.00%, 11/15/28		11,121	11,729,596
Series 3740, Class PA, 4.00%, 3/15/37		67,981	71,083,019
Ginnie Mae, Series 2009-63, Class AC, 4.18%, 1/16/38		3,135	3,322,865

			139,242,041
Interest Only Collateralized Mortgage Obligations – 2.2%
Freddie Mac, Series K009, Class X1, 1.51%, 8/25/20 (b)		29,588	2,598,432
Ginnie Mae:
Series 2009-104, Class SD, 6.11%, 11/16/39 (b)		29,735	4,223,399
Series 2010-20, Class SE, 6.01%, 2/20/40 (b)		7,926	1,385,565
Series 2010-24, Class BS, 6.19%, 12/20/38 (b)		39,621	6,076,576
Series 2010-26, Class QS, 6.01%, 2/20/40 (b)		47,345	9,201,333
Series 2010-91, Class SI, 6.33%, 7/20/40 (b)		25,988	4,796,329
Series 2010-117, Class PS, 5.76%, 10/20/39 (b)		37,051	6,258,626
Series 2010-117, Class SE, 5.86%, 6/20/39 (b)		46,282	7,339,223
Series 2010-146, Class LS, 6.46%, 4/20/39 (b)		17,067	2,665,493
Series 2011-2, Class MS, 5.84%, 8/20/39 (b)		20,118	3,446,975
Series 2011-25, Class SA, 5.86%, 10/20/40 (b)		48,575	7,918,384
Series 2011-80, Class KS, 6.43%, 6/20/41 (b)		28,012	4,849,585

			60,759,920
Interest Only Commercial Mortgage-Backed Securities – 0.3%
Freddie Mac:
Series K017, Class X1, 1.61%, 12/15/21 (b)		20,000	2,049,620
Series K008, Class X1, 1.68%, 6/25/20 (b)		19,730	1,968,536
Series K501, Class X1A, 1.76%, 8/25/16 (b)		28,775	1,694,076
Series K706, Class X1, 1.60%, 10/25/18 (b)		18,894	1,657,965

			7,370,197
Mortgage-Backed Securities – 61.8%
Fannie Mae Mortgage-Backed Securities:
4.50%, 1/01/15-4/01/42 (k)		206,290	220,030,204
3.50%, 2/01/42-4/01/42 (k)		642,189	659,518,420
3.00%, 4/01/42 (k)		17,000	16,930,937

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
4.00%, 4/01/42 (k)	USD	156,900	$164,499,844
5.00%, 4/01/42 (k)		46,300	50,004,000
5.50%, 4/01/42 (k)		200,800	218,746,500
6.00%, 4/01/42 (k)		323,600	356,289,000
Freddie Mac Mortgage-Backed Securities, 4.50%, 1/01/38-4/01/42 (k)		56,246	59,691,321

			1,745,710,226
Total U.S. Government Sponsored Agency Securities – 69.4%			1,958,673,495

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds, 3.13%, 2/15/42		11,321	10,852,243
U.S. Treasury Inflation Indexed Bonds:
2.13%, 2/15/41 (j)		12,147	16,020,259
0.75%, 2/15/42		14,373	13,702,016
U.S. Treasury Inflation Indexed Notes, 0.13%,
4/15/16		68,489	72,351,749
U.S. Treasury Notes:
0.25%, 2/28/14-2/15/15 (c)		528,565	527,696,704
0.88%, 2/28/17 (c)		38,250	37,981,064
1.00%, 3/31/17		58,765	58,641,065
1.25%, 1/31/19		86,900	85,080,488
2.00%, 2/15/22		183,275	179,752,638
Total U.S. Treasury Obligations – 35.5%			1,002,078,226
Total Long-Term Investments (Cost – $5,093,613,303) – 181.4%			5,120,616,810

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements – 7.4%
Barclays Bank Plc:
1.25%, Open	EUR	2,065	2,754,166
0.30%, Open		5,126	6,836,581
(0.63)%, Open		78	–
(0.63)%, Open		2,034	2,712,699
0.35%, Open		1,299	1,732,845
0.15%, Open		1,302	1,736,373
(0.25)%, Open	USD	5,394	5,394,000
(0.05)%, Open	EUR	6,281	6,281,000
0.10%, Open		4,014	5,352,899
0.14%, Open	USD	49,526	49,526,249
0.05%, Open	EUR	3,045	4,061,543
0.38%, Open		1,896	2,528,041
0.10%, Open		6,242	8,325,659
0.15%, Open		3,110	4,147,617
(0.75)%, Open		114	–
0.15%, Open		2,896	3,862,643
BNP Paribas SA:
0.24%, Open	USD	10,314	10,313,999
0.09%, Open		45	44,775
Citibank, N.A.:
(0.25)%, Open	EUR	1,358	1,810,924
0.00%, Open		5,522	7,364,937
0.00%, Open		8,384	11,181,631
Credit Suisse International, 0.15%, Open		687	916,507
Deutsche Bank AG:
(0.27)%, Open	USD	20,269	20,269,375
(0.19)%, Open		287	287,100

20	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
UBS AG:
(0.05)%, Open	USD	5,125	$5,125,000
(0.25)%, Open	EUR	19,471	25,968,771
(0.10)%, Open		15,769	21,030,889

			209,566,223

		Shares
Money Market Funds – 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (l)		69,859,114	69,859,114
Total Short-Term Securities (Cost – $279,669,179) – 9.9%			279,425,337

Options Purchased		Contracts	Value
Exchange-Traded Put Options – 0.0%
CBOE SPX Volatility Index, Strike Price USD 22, Expires 5/16/12		200	94,000
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99, Expires 9/14/12		1,801	202,613
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99.25, Expires 6/15/12		1,801	123,819
Euro Dollar (2 Year) Mid-Curve, Strike Price USD 99, Expires 5/11/12		1,612	433,225
EURO STOXX 50 (Price) Index, Strike Price USD 2,475, Expires 4/20/12		163	107,175
EURO STOXX 50 (Price) Index, Strike Price USD 2,600, Expires 4/20/12		63	–
KOSPI 200 Index, Strike Price KRW 252.80, Expires 5/10/12		42,500,000	78,852
S&P 500 Index, Strike Price USD 1,345.79, Expires 4/20/12		3,900	14,310
SPDR S&P 500 ETF Trust, Strike Price USD 139, Expires 4/21/12		2,800	305,200
SPDR S&P 500 ETF Trust, Strike Price USD 141, Expires 4/21/12		2,000	356,000

			1,715,194
Options Purchased		Notional Amount (000)	Value
Over-the-Counter Call Options – 0.1%
USD Currency, Strike Price JPY 85, Expires 8/24/12, Broker Citibank, N.A.	USD	46,965	779,407
USD Currency, Strike Price JPY 85, Expires 8/24/12, Broker Goldman Sachs Bank USA		46,965	779,408

			1,558,815
Over-the-Counter Put Options – 0.0%
AUD Currency, Strike Price USD 1, Expires 6/27/12, Broker Citibank, N.A.	AUD	65,795	1,039,071
EUR Currency, Strike Price USD 1.30, Expires 4/12/12, Broker Citibank, N.A.	EUR	78,975	71,846
EUR Currency, Strike Price USD 1.30, Expires 4/12/12, Broker UBS AG		33,355	30,344

			1,141,261
Over-the-Counter Credit Default Put Swaptions – 0.0%
Bought credit default protection on iTraxx Sub Financials CDS Series 17 Version 1, Strike Price EUR 210, Expires 4/18/12, Broker JPMorgan Chase Bank, N.A.		13,500	175,332
Over-the-Counter Interest Rate Call Swaptions – 0.2%
Receive a fixed rate of 1.900% and pay afloating rate based on 3-month LIBOR, Expires 5/25/12, Broker Morgan Stanley Capital Services, Inc.	USD	57,600	62,836

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Call Swaptions (concluded)
Receive a fixed rate of 1.900% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Morgan Stanley Capital Services, Inc.	USD	46,300	$58,389
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 6/26/12, Broker Citibank, N.A.		45,200	232,997
Receive a fixed rate of 2.510% and pay a floating rate based on 3-month LIBOR, Expires 3/20/14, Broker Barclays Bank Plc		132,500	4,017,228
Receive a fixed rate of 2.650% and pay a floating rate based on 3-month LIBOR, Expires 5/01/12, Broker Bank of America, N.A.		25,800	35,059

			4,406,509
Over-the-Counter Interest Rate Put Swaptions – 0.2%
Pay a fixed rate of 1.350% and receive a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		160,000	41,280
Pay a fixed rate of 2.130% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		45,300	411,410
Pay a fixed rate of 2.130% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		131,000	1,189,729
Pay a fixed rate of 2.510% and receive a floating rate based on 3-month LIBOR, Expires 3/20/14, Broker Barclays Bank Plc		132,500	2,573,428
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker Deutsche Bank AG		42,200	395,836
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank, N.A.		53,800	102,478
Pay a fixed rate of 2.950% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG		9,600	457,943
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		15,900	684,088

			5,856,192
Total Options Purchased (Cost – $19,013,698) – 0.5%			14,853,303
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds
(Cost – $5,392,296,180*) – 191.8%			5,414,895,450

TBA Sale Commitments (k)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/27-4/01/42		234,880	(247,030,500)
3.50%, 4/01/42		595,680	(611,688,900)
4.50%, 4/01/42		133,500	(141,909,063)
5.00%, 4/01/42		182,100	(196,668,000)
5.50%, 4/01/42		416,900	(454,011,189)
6.00%, 4/01/42		163,600	(180,215,625)
Freddie Mac Mortgage-Backed Securities,
4.50%, 4/01/42		56,200	(59,567,609)
Total TBA Sale Commitments (Proceeds – $1,889,047,738) – (67.0)%			(1,891,090,886)

BLACKROCK FUNDS II	MARCH 31, 2012	21

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Options Written	Contracts		Value
Exchange-Traded Put Options – (0.0)%
U.S. Treasury Notes (10 Year), Strike Price USD 128, Expires 4/20/12		283	$(75,172)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price JPY 90, Expires 8/24/12, Broker Citibank, N.A.	USD	93,930	(482,360)
USD Currency, Strike Price JPY 90, Expires 8/24/12, Broker Goldman Sachs Bank USA		46,965	(241,180)

			(723,540)
Over-the-Counter Put Options – (0.0)%
EUR Currency, Strike Price USD 1.25, Expires 4/12/12, Broker Citibank, N.A.	EUR	78,975	(1,635)
EUR Currency, Strike Price USD 1.25, Expires 4/12/12, Broker UBS AG		33,355	(691)

			(2,326)
Over-the-Counter Interest Rate Call Swaptions – (0.3)%
Pay a fixed rate of 1.378% and receive a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker Citibank, N.A.	USD	26,000	(173,683)
Pay a fixed rate of 1.505% and receive a floating rate based on 3-month LIBOR, Expires 9/14/12, Broker Citibank, N.A.		26,000	(260,798)
Pay a fixed rate of 1.965% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank, N.A.		17,800	(287,815)
Pay a fixed rate of 3.645% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank, N.A.		7,200	(486,788)
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank, N.A.		50,000	(3,901,055)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		29,500	(4,334,816)

			(9,444,955)
Over-the-Counter Interest Rate Put Swaptions – (0.2)%
Receive a fixed rate of 1.625% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Deutsche Bank AG		65,400	(221,850)
Receive a fixed rate of 1.703% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America, N.A.		27,900	(127,899)
Receive a fixed rate of 1.715% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Citibank, N.A.		131,000	(306,226)
Receive a fixed rate of 1.715% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.		47,700	(111,504)
Receive a fixed rate of 1.850% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		137,200	(463,297)
Receive a fixed rate of 1.965% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank, N.A.		17,800	(484,628)
Receive a fixed rate of 2.900% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank, N.A.		44,000	(821,396)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 3.645% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank, N.A.	USD	7,200	$(491,238)
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 06/09/14, Broker JPMorgan Chase Bank, N.A.		50,000	(414,325)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		29,500	(3)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		31,800	(629,611)

			(4,071,977)
Total Options Written (Premiums Received – $12,100,245) – (0.5)%			(14,317,970)

Borrowed Bonds	Par (000)		Value
Corporate Bonds – (0.9)%
Apache Corp., 3.63%, 2/01/21		5,000	(5,273,140)
BHP Billiton Finance USA Ltd., 6.50%, 4/01/19		5,000	(6,200,305)
BNP Paribas SA, 5.43%, 9/07/17	EUR	1,205	(1,707,070)
Halliburton Co., 3.25%, 11/15/21	USD	5,000	(5,135,165)
Societe Generale SA, 6.13%, 8/20/18	EUR	4,000	(5,486,347)
UniCredit SpA, 3.95%, 2/01/16		150	(184,258)

			(23,986,285)
Foreign Government Obligations – (3.3)%
Belgium Government Bond, 3.25%, 9/28/16		2,955	(4,112,541)
4.25%, 9/28/21		5,065	(7,215,458)
Kingdom of Spain, 4.00%, 7/30/15		2,700	(3,668,995)
3.15%, 1/31/16		6,000	(7,786,180)
4.60%, 7/30/19		4,050	(5,319,345)
5.85%, 1/31/22		14,500	(19,953,914)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		750	(666,086)
Republic of France,
3.75%, 4/25/17		4,925	(7,185,288)
3.25%, 10/25/21		26,850	(37,101,480)

			(93,009,287)
U.S. Treasury Obligations – (2.8)%
U.S. Treasury Bonds, 3.13%, 11/15/41	USD	10,800	(10,359,565)
U.S. Treasury Inflation Indexed Notes, 0.13%, 1/15/22		19,801	(20,274,213)
U.S. Treasury Notes, 0.38%, 3/15/15		45	(44,828)

22	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value
U.S. Treasury Obligations (concluded)
2.00%, 4/30/16	USD	47,000	$(49,236,166)
1.38%, 2/28/19		290	(285,877)

			(80,200,649)
Total Borrowed Bonds
(Proceeds – $197,111,132) – (7.0)%			(197,196,221)
Total Investments Net of TBA Sale Commitments, Options Written,and Borrowed Bonds – 117.3%			3,312,290,373
Liabilities in Excess of Other Assets – (17.3)%			(488,859,984)

Net Assets – 100.0%			$2,823,430,389

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,397,062,688

Gross unrealized appreciation	$47,713,700
Gross unrealized depreciation	(29,880,938)

Net unrealized appreciation	$17,832,762

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Income
BlackRock Emerging Market
Debt Portfolio, BlackRock Class	1,667,264	18,247		–	1,685,511	$18,051,827	$194,635
BlackRock Floating Rate
Income Portfolio, Institutional Class	10,757,124	131,382		–	10,888,506	$111,607,187	$1,344,646
BlackRock Liquidity Funds,
TempFund, Institutional Class	–	69,859,114	**	–	69,859,114	$69,859,114	$4,126
iShares JPMorgan USD
Emerging Markets Bond Fund	35,500	–		–	35,500	$4,001,205	$31,431

**Represents net shares purchased.

(g)	Non-income producing security.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	All or a portion of security has been pledged as collateral in connection with swaps.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$64,842,578	$(260,406)
Barclays Bank Plc	$11,857,469	$13,609
BNP Paribas SA	$41,794,063	$(413,754)
Citibank, N.A.	$(20,527,500)	$(59,726)
Credit Suisse International	$(1,570,938)	$391,977
Deutsche Bank AG	$(93,144,040)	$(585,911)
Goldman Sachs Bank USA	$(135,519,948)	$(359,896)
JPMorgan Chase Bank, N.A.	$(105,424,594)	$29,828
Morgan Stanley Capital Services, Inc.	$(168,939,250)	$(504,609)
Nomura Securities International, Inc.	$(44,088,563)	$13,688
RBC Dominion Securities	$(4,408,007)	$6,981
Royal Bank of Scotland Plc	$6,308,906	$10,148
UBS AG	$18,336,688	$63,586
Wells Fargo & Co.	$115,683,375	$(352,132)

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:

Counter- party	Inte- rest Rate	Trade Date	Matu- rity Date[1]	Net Closing Amount	Face Amount
UBS AG	(0.25%)	2/01/12	Open	$854,781	$855,138
Barclays Bank Plc	(1.25%)	2/02/12	Open	$2,620,633	2,626,012
UBS AG	(1.25%)	2/02/12	Open	$2,896,741	2,902,687
UBS AG	(0.25%)	2/15/12	Open	$5,105,568	5,107,200
Barclays Bank Plc	(0.25%)	2/29/12	Open	$1,889,580	1,890,000
Deutsche Bank AG	(2.00%)	3/20/12	Open	$849,481	850,000
UBS AG	(1.25%)	3/20/12	Open	$1,049,549	1,049,950
Deutsche Bank AG	0.00%	3/21/12	Open	$3,916,000	3,916,000
Barclays Bank Plc	(0.28%)	3/30/12	4/02/12	$374,792,167	374,800,912
BNP Paribas SA	(0.51%)	3/30/12	4/02/12	$38,057,132	38,058,750
Credit Suisse
International	(0.25%)	3/30/12	Open	$2,672,732	2,672,769
Total				$434,704,364	$434,729,418

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS II	MARCH 31, 2012	23

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Un- realized Appre- ciation (Depre- ciation)

AUD	11,031,798	USD	11,560,000	BNP Paribas SA	4/03/12	$(137,863)

AUD	10,500	USD	10,918	UBS AG	4/03/12	(41)

CAD	22,006,859	USD	22,065,000	Royal Bank of Scotland Plc	4/03/12	(3,614)

USD	11,560,000	AUD	11,042,778	Citibank, N.A.	4/03/12	126,494

USD	22,065,000	CAD	22,006,528	BNP Paribas SA	4/03/12	3,946

USD	6,870,711	AUD	6,465,000	Citibank, N.A.	4/10/12	182,250

USD	13,733,212	AUD	12,930,000	UBS AG	4/10/12	356,289

USD	10,908	AUD	10,500	UBS AG	4/11/12	46

USD	2,326,094	CHF	2,120,000	Citibank, N.A.	4/11/12	(22,753)

USD	6,586,445	GBP	4,220,000	Citibank, N.A.	4/11/12	(162,922)

USD	11,914,146	GBP	7,514,000	Deutsche Bank AG	4/11/12	(103,565)

USD	6,332,296	GBP	4,000,000	Deutsche Bank AG	4/11/12	(65,208)

USD	3,524,215	GBP	2,242,000	Royal Bank of Scotland Plc	4/11/12	(61,837)

USD	4,651,836	GBP	2,940,000	Royal Bank of Scotland Plc	4/11/12	(50,330)

USD	20,462,196	GBP	13,348,500	UBS AG	4/11/12	(887,075)

USD	9,485,898	GBP	6,000,000	UBS AG	4/11/12	(110,358)

USD	9,750,680	HKD	75,685,000	Credit Suisse International	4/11/12	3,952

USD	3,783,764	SGD	4,876,000	Royal Bank of Scotland Plc	4/11/12	(95,159)

AUD	18,625,000	USD	19,298,759	Citibank, N.A.	4/12/12	(34,344)

USD	19,300,249	AUD	18,625,000	Citibank, N.A.	4/12/12	35,835

USD	6,851,348	AUD	6,465,000	UBS AG	4/12/12	164,399

PHP	182,532,600	USD	4,140,000	Royal Bank of Scotland Plc	4/17/12	105,734

PHP	187,340,000	USD	4,250,000	Standard Chartered Bank	4/17/12	113,340

SGD	11,628,900	USD	9,000,000	Royal Bank of Scotland Plc	4/17/12	250,945

SGD	10,201,770	USD	7,890,000	Standard Chartered Bank	4/17/12	225,760

USD	4,140,000	PHP	176,819,400	Morgan Stanley Capital Services, Inc.	4/17/12	21,696

USD	4,250,000	PHP	181,517,500	Morgan Stanley Capital Services, Inc.	4/17/12	27,877

USD	7,890,000	SGD	9,958,206	Royal Bank of Scotland Plc	4/17/12	(31,999)
USD	9,000,000	SGD	11,357,910	Standard Chartered Bank	4/17/12	(35,498)

EUR	27,018,000	USD	36,009,050	Citibank, N.A.	4/18/12	27,928

EUR	7,907,000	USD	10,416,713	Citibank, N.A.	4/18/12	129,751

EUR	11,660,000	USD	15,566,975	Royal Bank of Scotland Plc	4/18/12	(14,707)

USD	21,237,928	EUR	16,150,000	Citibank, N.A.	4/18/12	(303,163)

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Un- realized Appre- ciation (Depre- ciation)

USD	11,317,170	EUR	8,600,000	Citibank, N.A.	4/18/12	$(153,628)

USD	7,854,487	EUR	5,930,000	Citibank, N.A.	4/18/12	(55,029)

USD	8,239,366	EUR	6,200,000	Citibank, N.A.	4/18/12	(30,279)

USD	7,790,574	EUR	6,000,000	Deutsche Bank AG	4/18/12	(212,308)

USD	1,325,973	EUR	1,000,000	Deutsche Bank AG	4/18/12	(7,841)

USD	128,888,793	EUR	99,000,000	Royal Bank of Scotland Plc	4/18/12	(3,158,762)

USD	2,636,668	EUR	2,000,000	Royal Bank of Scotland Plc	4/18/12	(30,959)

USD	1,443,896	EUR	1,100,000	Royal Bank of Scotland Plc	4/18/12	(23,299)

USD	5,285,692	EUR	4,000,000	UBS AG	4/18/12	(49,563)

USD	7,460,000	JPY	615,263,500	Citibank, N.A.	6/18/12	21,103

USD	7,070,000	JPY	590,993,319	Deutsche Bank AG	6/18/12	(75,456)

Total						$(4,120,215)

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
184	Australian Dollar Futures	Chicago Mercantile	June 2012	$18,894,960	$(62,213)
38	Euro Dollar Futures	Chicago Mercantile	September 2014	$9,390,275	11,564
42	Euro Dollar Futures	Chicago Mercantile	December 2014	$10,359,825	14,776
Total					$(35,873)

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1,789	U.S. Treasury Notes (2 Year)	Chicago Board Options	June 2012	$393,831,580	$170,365
1,026	U.S. Treasury Notes (5 Year)	Chicago Board Options	June 2012	$125,725,079	(24,389)
3,016	U.S. Treasury Notes (10 Year)	Chicago Board Options	June 2012	$390,524,875	925,009
106	U.S. Treasury Bonds (30 Year)	Chicago Board Options	June 2012	$14,601,500	64,594

376	Ultra Treasury Bonds	Chicago Board Options	June 2012	$56,764,250	1,648,745

24	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Contracts	Issue	Exchange	Expiration	Notional Value	Un- realized Appre- ciation (Depre- ciation)
	Canadian
	Dollar	Chicago
181	Futures	Mercantile	June 2012	$18,118,100	$(22,660)
	E-Mini S&P
	500	Chicago
215	Futures	Mercantile	June 2012	$15,084,400	(88,702)
	Euro Dollar	Chicago
37	Futures	Mercantile	June 2012	$93,807,025	(40,051)
	Euro Dollar	Chicago	September
340	Futures	Mercantile	2012	$84,583,500	(21,749)
	Euro Dollar	Chicago	December
293	Futures	Mercantile	2012	$72,869,100	1,147
	Euro Dollar	Chicago	March
266	Futures	Mercantile	2013	$66,134,250	(14,271)
	Euro Dollar	Chicago
142	Futures	Mercantile	June 2013	$35,285,225	5,751
	Euro Dollar	Chicago	September
100	Futures	Mercantile	2013	$24,830,000	7,800
	Euro Dollar	Chicago	December
219	Futures	Mercantile	2013	$54,322,950	72,457
	Euro Dollar	Chicago	March
203	Futures	Mercantile	2014	$50,303,400	53,022
	Euro Dollar	Chicago
2	Futures	Mercantile	June 2014	$494,950	(244)
	Euro Dollar	Chicago	March
554	Futures	Mercantile	2015	$136,408,650	161,646
	Euro Dollar	Chicago
619	Futures	Mercantile	June 2015	$152,119,250	213,657
	Euro Dollar	Chicago	September
619	Futures	Mercantile	2015	$151,832,962	235,228
	Euro Dollar	Chicago	December
619	Futures	Mercantile	2015	$151,554,412	251,070
155	Euro-Bobl	Eurex	June 2012	$25,656,584	(221,135)
337	Euro-Bund	Eurex	June 2012	$62,245,602	(833,229)
172	Gilt British	London	June 2012	$31,503,068	104,204
Total					$2,648,265

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expi- ration Date	Notional Amount (000)		Un- realized Appre- ciation (Depre- ciation)
0.57%[1]	3-month LIBOR	Deutsche Bank AG	3/05/14	USD	41,500	$(2,988)
0.60%[2]	3-month LIBOR	Deutsche Bank AG	3/15/14	USD	68,300	(27,559)
0.80%[1]	3-month LIBOR	Citibank, N.A.	8/09/14	USD	26,000	109,452
	6-month	Deutsche
1.26%[1]	EURIBOR	Bank AG	2/14/15	EUR	2,800	4,329
2.06%[2]	3-month LIBOR	Citibank, N.A.	5/11/16	USD	30,900	(1,509,411)
1.16%[2]	3-month LIBOR	Deutsche Bank AG	3/05/17	USD	17,000	69,516
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	95,300	(607,729)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	41,200	(262,733)
1.36%[1]	3-month LIBOR	Deutsche Bank AG	3/26/17	USD	30,900	141,799
1.35%[2]	3-month LIBOR	Deutsche Bank AG	3/28/17	USD	5,000	(19,695)
		Royal Bank of
1.39%[1]	3-month LIBOR	Scotland Plc	6/29/17	USD	17,700	8,778

Fixed Rate	Floating Rate	Counter- party/ Exchange	Expi- ration Date	No- tional Amount (000)		Un- realized Appre- ciation (Depreciation)
1.38%[1]	3-month LIBOR	Citibank, N.A.	8/21/17	USD	26,000	$(70,587)
1.51%[1]	3-month LIBOR	Citibank, N.A.	9/18/17	USD	26,000	18,845
	6-month	Deutsche
2.04%[1]	EURIBOR	Bank AG	10/06/17	EUR	8,135	217,400
1.74%[1]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	14,000	(10,107)
1.74%[1]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	6,300	(4,548)
	6-month	Deutsche
2.88%[1]	EURIBOR	Bank AG	7/21/18	EUR	1,700	185,400
1.92%[2]	3-month LIBOR	Chicago Mercantile	3/23/19	USD	20,000	(206,881)
3.58%[2]	3-month LIBOR	Citibank, N.A.	4/04/21	USD	9,100	(1,239,426)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,230	(549,502)
		Morgan Stanley
2.10%[2]	3-month LIBOR	Capital Services, Inc.	1/05/22	USD	15,000	160,618
2.09%[2]	3-month LIBOR	Deutsche Bank AG	1/06/22	USD	16,300	193,674
		Morgan Stanley
2.09%[2]	3-month LIBOR	Capital Services, Inc.	2/09/22	USD	5,100	73,204
		Morgan Stanley
2.24%[2]	3-month LIBOR	Capital Services, Inc.	3/16/22	USD	4,900	16,091
2.36%[1]	3-month LIBOR	Deutsche Bank AG	3/20/22	USD	9,700	71,640
	3-month	Goldman Sachs Bank
2.46%[2]	LIBOR	USA	3/22/22	USD	30,300	(494,052)
2.27%[1]	3-month LIBOR	Deutsche Bank AG	3/30/22	USD	17,500	(32,049)
		Morgan Stanley
2.29%[1]	3-month LIBOR	Capital Services, Inc.	4/03/22	USD	7,700	317
2.70%[2]	3-month LIBOR	Deutsche Bank AG	1/11/42	USD	7,200	474,717
2.85%[2]	3-month LIBOR	Bank of America, N.A.	2/09/42	USD	3,800	140,934
Total						$(3,150,553)

[1]	Fund pays a floating interest rate and receives a fixed rate.
[2]	Fund pays a fixed interest rate and receives a floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expi- ration Date	Notional Amount (000)		Un- realized Appre- ciation (Depre- ciation)
Radian
Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	3,520	$722,907
		Goldman Sachs Bank
USG Corp.	5.00%	USA	9/20/16	USD	5,000	(351,992)
Omnicom		Morgan Stanley Capital
Group, Inc.	1.00%	Services, Inc.	9/20/16	USD	5,000	(140,214)
Banca Monte dei Paschi di		Deutsche
Siena SpA	5.00%	Bank AG	12/20/16	EUR	750	(63,823)
Svenska		Morgan
Cellulosa		Stanley
Aktiebolaget		Capital
SCA	1.00%	Services, Inc.	12/20/16	EUR	3,625	(114,305)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	9,000	(145,137)
Republic of
Ireland	1.00%	Citibank, N.A.	12/20/16	USD	1,600	(60,323)

BLACKROCK FUNDS II	MARCH 31, 2012	25

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer	Pay Fixed Rate	Counter- party	Expi- ration Date		Notional Amount (000)	Un- realized Appre- ciation (Depre- ciation)

Valero Energy Corp.	1.00%	Credit Suisse International	12/20/16	USD	5,000	$(201,806)

Republic of Ireland	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,000	(143,886)

Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(76,160)

Lincoln National Corp.	1.00%	UBS AG	12/20/16	USD	2,500	(108,489)

Henkel AG & Co. KGaA	1.00%	Barclays Bank Plc	3/20/17	EUR	1,000	(12,087)

PostNL NV	1.00%	Citibank, N.A.	3/20/17	EUR	2,400	(228,691)

Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank, N.A.	3/20/17	EUR	1,550	(59,368)

Telenor ASA	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	EUR	3,000	(12,412)

WPP 2005 Ltd.	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	EUR	1,000	(25,411)

Republic of Ireland	1.00%	Citibank, N.A.	3/20/17	USD	3,000	(6,706)

Caterpillar, Inc.	1.00%	Credit Suisse International	3/20/17	USD	5,000	(160,915)

Entergy Corp.	1.00%	Credit Suisse International	3/20/17	USD	4,700	(40,088)

Republic of Ireland	1.00%	Goldman Sachs Bank USA	3/20/17	USD	5,000	(155,150)

Republic of Ireland	1.00%	Goldman Sachs Bank USA	3/20/17	USD	9,000	(285,256)

Sara Lee Corp.	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	USD	2,884	(5,379)

Republic of Ireland	1.00%	Morgan Stanley Capital Services, Inc.	3/20/17	USD	15,000	(82,893)

Koninklijke Philips Electronics NV	1.00%	Barclays Bank Plc	6/20/17	EUR	3,500	(11,429)

AKZO Nobel NV	1.00%	BNP Paribas SA	6/20/17	EUR	1,100	(8)

Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas SA	6/20/17	EUR	3,000	145,280

Banco Bilbao Vizcaya Argentaria SA	1.00%	BNP Paribas SA	6/20/17	EUR	3,000	15,763

Banco Bilbao Vizcaya Argentaria SA	5.00%	BNP Paribas SA	6/20/17	EUR	4,800	13,292

Deutsche Bank AG	1.00%	BNP Paribas SA	6/20/17	EUR	6,000	38,488

Peugeot SA	1.00%	BNP Paribas SA	6/20/17	EUR	4,000	(36,605)

Saint-Gobain Nederland BV	1.00%	BNP Paribas SA	6/20/17	EUR	3,625	9,981

Veolia Environnement	1.00%	BNP Paribas SA	6/20/17	EUR	3,625	(96,234)

Vivendi SA	1.00%	Citibank, N.A.	6/20/17	EUR	3,625	(996)

Issuer	Pay Fixed Rate	Counter- party	Expi- ration Date		Notional Amount (000)	Un- realized Appre- ciation (Depre- ciation)

Clariant AG	1.00%	Deutsche Bank AG	6/20/17	EUR	2,500	$(2,199)

Diageo Plc	1.00%	Deutsche Bank AG	6/20/17	EUR	1,250	(1,521)

Royal Bank of Scotland Plc	1.00%	Deutsche Bank AG	6/20/17	EUR	750	(963)

Telekom Austria AG	1.00%	Deutsche Bank AG	6/20/17	EUR	7,050	(46,206)

Veolia Environnement	1.00%	Deutsche Bank AG	6/20/17	EUR	2,500	(21,964)

Bertelsmann AG	1.00%	Goldman Sachs Bank USA	6/20/17	EUR	2,000	(3,824)

Royal Bank of Scotland Plc	5.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR	2,500	(16,988)

Peugeot SA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR	4,000	110,728

Valeo SA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR	3,000	15,992

Wolters Kluwer NV	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR	1,000	(1,703)

Peoples Republic of China	1.00%	Citibank, N.A.	6/20/17	USD	10,000	6,629

Republic of Indonesia	1.00%	Citibank, N.A.	6/20/17	USD	5,000	25,323

Republic of Portugal	1.00%	Citibank, N.A.	6/20/17	USD	6,450	(117,225)

Total						$(1,733,973)

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Rec- eive Fixed Rate	Counter- party	Expi- ration Date	Issuer Credit Rating[1]		Notional Amount (000)[2]	Un- realized Appre- ciation (Depre- ciation)

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	USD	7,956	$53,023

FMG Resources Property Ltd.	5.00%	Royal Bank of Scotland Plc	9/20/14	BB-	USD	11,300	20,403

ARAMARK Corp.	5.00%	JPMorgan Chase Bank, N.A.	6/20/16	B	USD	1,200	62,503

Banca Montedei Paschi di Siena SpA	3.00%	BNP Paribas SA	9/20/16	BBB-	EUR	950	(35,004)

Landesbank Hessen-Thüringen Girozentrale	1.00%	BNP Paribas SA	9/20/16	AA	EUR	1,200	33,375

Banca Montedei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	BBB-	EUR	750	(48,981)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank, N.A.	9/20/16	BBB-	EUR	750	(86,710)

26	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer	Re- ceive Fixed Rate	Counter- party	Expi- ration Date	Issuer Credit Rating[1]		Noti- onal Amount (000)[2]	Un- realized App- reciation (Depre- ciation)

MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	900	$38,344

MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	2,900	103,193

Kinder Morgan Energy LP	1.00%	Goldman Sachs Bank USA	9/20/16	BBB	USD	10,000	(47,569)

MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	2,225	74,691

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	3,630	123,894

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	2,185	57,584

MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD	1,648	41,472

MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD	2,155	66,742

Republic of Italy	1.00%	Citibank, N.A.	12/20/16	BBB+	USD	1,600	54,595

Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	USD	5,000	281,904

MetLife, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	A-	USD	750	27,812

Republic of Italy	1.00%	Goldman Sachs Bank USA	12/20/16	BBB+	USD	4,000	133,925

Siemens AG	1.00%	Barclays Bank Plc	3/20/17	A+	EUR	3,500	59,791

Tesco Plc	1.00%	Goldman Sachs Bank USA	3/20/17	A-	EUR	1,800	16,079

MetLife, Inc.	1.00%	Bank of America, N.A.	3/20/17	A-	USD	4,800	60,117

MetLife, Inc.	1.00%	Citibank, N.A.	3/20/17	A-	USD	4,480	56,109

MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	3,160	39,577

Credit Suisse Group AG	1.00%	BNP Paribas SA	6/20/17	A	EUR	6,000	(34,631)

Banco Santander SA	3.00%	Citibank, N.A.	6/20/17	A+	EUR	3,000	(27,417)

Issuer	Re- ceive Fixed Rate	Counter- party	Expi- ration Date	Issuer Credit Rating[1]		Noti- onal Amount (000)[2]	Un- realized App- reciation (Depre- ciation)

Vodafone Group Plc	1.00%	Citibank, N.A.	6/20/17	A-	EUR	2,050	$(808)

Deutsche Telekom AG	1.00%	Deutsche Bank AG	6/20/17	BBB+	EUR	1,250	2,202

E.ON AG	1.00%	Deutsche Bank AG	6/20/17	A	EUR	1,600	(1,434)

France Telecom SA	1.00%	Deutsche Bank AG	6/20/17	A-	EUR	1,250	708

Lloyds TSB Bank Plc	1.00%	Deutsche Bank AG	6/20/17	A	EUR	750	(2,866)

Alstom SA	1.00%	Goldman Sachs Bank USA	6/20/17	BBB	EUR	3,000	(39,111)

Anheuser-Busch InBev NV	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	A-	EUR	1,600	4,290

Lloyds TSB Bank Plc	5.00%	JPMorgan Chase Bank, N.A.	6/20/17	BBB-	EUR	2,500	2,465

Finmeccanica SpA	5.00%	UBS AG	6/20/17	BBB-	EUR	1,250	12,777

Total							$1,103,044

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2012 were as follows:

Index	Pay Fixed Rate	Counter- party	Expi- ration Date		Notional Amount (000)	Un- realized App- reciation (Depre- ciation)

iTraxx Europe Series 9 3-6%	5.00%	JPMorgan Chase Bank, N.A.	6/20/15	EUR	10,635	$478,446

CDX.EM Series 14 Version 1	5.00%	Deutsche Bank AG	12/20/15	USD	9,000	207,061

CDX.EM Series 14 Version	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	4,500	112,531

BLACKROCK FUNDS II	MARCH 31, 2012	27

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Index	Pay Fixed Rate	Counter- party	Expi- ration Date		Notional Amount (000)	Un- realized App- reciation (Depre- ciation)

iTraxx Europe Crossover Series 15 Version 1	5.00%	Credit Suisse International	6/20/16	EUR	300	$17,059

CDX.NA.HY Series 16 Version 3	5.00%	Barclays Bank Plc	6/20/16	USD	14,550	(713,243)

CDX.NA.HY Series 16 Version 3	5.00%	Goldman Sachs Bank USA	6/20/16	USD	9,700	(13,187)

CDX.NA.IG Series 16 Version 1	1.00%	Goldman Sachs Bank USA	6/20/16	USD	6,508	(86,337)

iTraxx Europe Crossover Series 16 Version 1	5.00%	Barclays Bank Plc	12/20/16	EUR	3,552	(304,903)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	5,500	(257,638)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	104,000	(2,742,072)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	52,000	(1,371,036)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	104,000	(2,742,072)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	45,000	(1,414,933)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	45,000	(1,186,474)

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	20,000	(500,972)

Index	Pay Fixed Rate	Counter- party	Expi- ration Date		Notional Amount (000)	Un- realized App- reciation (Depre- ciation)

iTraxx Asia.XJ.IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	$(271,456)

CDX.NA.IG Series 17 Version 1	1.00%	Goldman Sachs Bank USA	12/20/16	USD	90,000	(1,418,208)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	45,000	(789,230)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	2,500	(69,861)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	45,000	(709,104)

iTraxx Europe Series 17 Version 1	1.00%	UBS AG	6/20/17	EUR	34,730	226,327

CDX.NA.HY Series 18 Version 1	5.00%	Credit Suisse International	6/20/17	USD	18,500	(148,866)

Total						$(13,698,168)

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:

Index	Re- ceive Fixed Rate	Counter- party	Expi- ration Date	Cre- dit Ra- ting[1]		No- tional Amount (000)[2]	Un- realized App- reciation (Depre- ciation)

iTraxx Europe Series 9 0-3%	5.00%	JPMorgan Chase Bank, N.A.	6/20/13	BBB+	EUR	7,090	$(284,077)

CDX.NA.HY Series 16 Version 3	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD	24,250	135,426

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase Bank, N.A.	12/20/16	B+	EUR	2,960	104,812

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase Bank, N.A.	12/20/16	B+	EUR	592	20,563

28	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Index	Re- ceive Fixed Rate	Counter- party	Expi- ration Date	Cre- dit Rat- ing[1]	No- tional Amount (000)[2]	Un- realized App- reciation (Dep- reciation)

iTraxx Sub Financials Series 16 Version 1	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	A	EUR 12,500	$ (162,226)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	A	EUR 47,300	(102,030)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	A	EUR 52,500	(1,249,350)

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	A	EUR 52,000	3,176,564

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	A	EUR 45,000	2,748,950

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	A	EUR 26,000	1,588,281

iTraxx Sub Financials Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	A	EUR 52,000	3,176,564

Index	Re- ceive Fixed Rate	Counter- party	Expi- ration Date	Cre- dit Rat- ing[1]	No- tional Amount (000)[2]	Un- realized App- reciation (Dep- reciation)

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD 10,000	$ 176,908

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD 83,000	341,414

CDX.NA.IG Series 17 Version 1	1.00%	Goldman Sachs Bank USA	12/20/16	BBB+	USD 45,000	1,104,534

iTraxx Sub Financials Series 17 Version 1	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	A	EUR 6,750	(60,333)

CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD 10,000	17,471

CMBX.NA Series 3	0.08%	Morgan Stanley Capital Services, Inc.	12/13/49	A+	USD 4,070	192,867

CMBX.NA Series 4	0.35%	Morgan Stanley Capital Services, Inc.	2/17/51	A-	USD 4,070	198,520
Total						$11,124,858

[1]	Using S&P’s rating of the underlying securities.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

• Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Change in Return of the Consumer
Price Index for All Urban Consumers	Pays	2.18%[1]	Bank of America, N.A.	10/06/21	USD 14,415	$(472,826)
Return on Markit IOS 5.00%,
30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citibank, N.A.	1/12/39	USD 9,551	395,613
Return on Markit IOS 4.50%,
30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Credit Suisse International	1/12/40	USD 17,069	129,894
Return on Markit IOS 4.50%,
30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Goldman Sachs Bank USA	1/12/40	USD 17,069	5,096
Return on Markit IOS 4.50%,
30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD 17,005	132,443
Return on Markit IOS 4.50%,
30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Credit Suisse International	1/12/41	USD 16,979	(129,146)
Return on Markit IOS 4.50%,
30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Goldman Sachs Bank USA	1/12/41	USD 16,979	(31,539)
Return on Markit IOS 4.50%,
30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/41	USD 16,979	(91,351)
Total						$(61,816)

BLACKROCK FUNDS II	MARCH 31, 2012	29

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

[1]	Net payment made at termination.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$214,904,701	$29,441,444	244,346,145
Collateralized Debt Obligations	–	6,702,944	81,525,750	88,228,694
Corporate Bonds	–	875,765,522	13,112,750	888,878,272
Floating Rate Loan Interests	–	134,767,629	5,169,141	139,936,770
Foreign Agency Obligations	–	47,058,991	–	47,058,991
Foreign Government Obligations	–	79,086,254	–	79,086,254
Investment Companies	$170,442,016	–	–	170,442,016
Non-Agency Mortgage-Backed Securities	–	291,190,090	68,154,292	359,344,382
Preferred Securities	10,933,165	29,985,995	–	40,919,160
Taxable Municipal Bonds	–	101,624,405	–	101,624,405

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	–	$1,956,979,419	$1,694,076	$1,958,673,495
U.S. Treasury Obligations	–	1,002,078,226	–	1,002,078,226
Short-Term Securities	$69,859,114	209,566,223	–	279,425,337
Liabilities:
Investments in Securities:
Borrowed Bonds	–	(197,196,221)	–	(197,196,221)
TBA Sale Commitmens	–	(1,891,090,886)	–	(1,891,090,886)
Total	$251,234,295	$2,861,423,292	$199,097,453	$3,311,755,040

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$16,731,588	–	$16,731,588
Equity contracts	$755,200	200,337	–	955,537
Foreign currency exchange contracts	21,696	4,475,725	–	4,497,421
Interest rate contracts	4,700,692	12,812,461	–	17,513,153
Liabilities:
Credit contracts	–	(19,760,495)	–	(19,760,495)
Equity contracts.	(88,702)	–	–	(88,702)
Foreign currency exchange contracts	(146,751)	(6,581,548)	–	(6,728,299)
Interest rate contracts	(1,230,240)	(18,806,235)	–	(20,036,475)
Other contracts	–	(472,826)	–	(472,826)
Total	$4,011,895	$(11,400,993)	–	$(7,389,098)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

30	BLACKROCK FUNDS II	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Corporate Bonds	Asset- Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Opening balance, as of December 31, 2011	$49,066,539	$60,285,334	$12,954,000	$5,642,563	$72,515,152	–	$200,463,588
Transfers into Level 3[2]	–	–	–	–	–	–	–
Transfers out of Level 3[2]	(18,454,367)	–	–	(680,063)	(5,527,270)	–	(24,661,700)
Accrued discounts/premiums	10,379	186,776	–	–	122,819	–	319,974
Realized gain/loss	–	(669,630)	–	–	–	–	(669,630)
Net change in unrealized appreciation/depreciation[3]	305,812	4,606,754	158,750	50,391	(377,266)	–	4,744,441
Purchases	–	39,100,750	–	156,250	3,466,026	$1,694,076	44,417,102
Sales	(1,486,919)	(21,984,234)	–	–	(2,045,169)	–	(25,516,322)
Closing balance, as of March 31, 2012	$29,441,444	$81,525,750	$13,112,750	$5,169,141	$68,154,292	$1,694,076	$199,097,453

[2]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.
[3]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $3,315,622.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts		Other Contracts
	Assets	Liabilities	Assets	Liabilities	Total
Opening balance, as of December 31, 2011	$29,138	–	–	$(56,467)	$(27,329)
Transfers into Level 3[4]	–	–	–	–	–
Transfers out of Level 3[4]	(29,138)	–	–	–	(29,138)
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/depreciation[5]	–	–	–	343,368	343,368
Purchases	–	–	–	13,917,645	13,917,645
Issues[6]	–	–	–	(14,204,546)	(14,204,546)
Sales	–	–	–	–	–
Settlements[7]	–	–	–	–	–
Closing balance, as of March 31, 2012	–	–	–	–	–

[4]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[5]	The change in unrealized appreciation/depreciation on swaps still held at March 31, 2012 was $0.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

Certain of the Fund’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$42,541,926	–	–	$42,541,926
Foreign currency	19,986,788	–	–	19,986,788
Cash pledged as collateral for financial futures contracts	12,862,000	–	–	12,862,000
Cash pledged as collateral for swap contracts	10,339,000	–	–	10,339,000
Liabilities:
Reverse repurchase agreements	–	$(434,729,418)	–	(434,729,418)
Cash received as collateral for swap contracts	(11,440,000)	–	–	(11,440,000)
Total	$74,289,714	$(434,729,418)	–	$(360,439,704)

BLACKROCK FUNDS II	MARCH 31, 2012	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 23, 2012